UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08342

Investment Company Act File Number

Global Macro Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2019

Date of Reporting Period

Item 1. Schedule of Investments

Global Macro Portfolio

January 31, 2019

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 50.8%

Security	Principal Amount (000’s omitted)		Value
Albania — 1.9%
Republic of Albania, 3.50%, 10/9/25(1)	EUR	63,840	$73,896,210
Republic of Albania, 5.75%, 11/12/20(1)	EUR	5,377	6,629,763

Total Albania			$80,525,973

Argentina — 2.9%
City of Buenos Aires, 50.12%, (BADLAR + 5.00%), 1/23/22(2)	ARS	23,358	$608,485
City of Buenos Aires, 52.79%, (BADLAR + 3.25%), 3/29/24(2)	ARS	162,308	4,094,498
Provincia de Buenos Aires, 50.20%, (BADLAR + 3.83%), 5/31/22(2)	ARS	165,709	4,190,914
Provincia de Buenos Aires, 53.85%, (BADLAR + 3.75%), 4/12/25(1)(2)(3)	ARS	280,490	7,093,668
Republic of Argentina, 4.50%, 6/21/19	USD	1,864	1,841,993
Republic of Argentina, 5.00%, 1/15/27(1)	EUR	1,105	1,011,462
Republic of Argentina, 6.25%, 11/9/47	EUR	50,714	44,435,148
Republic of Argentina, 6.875%, 1/11/48	USD	51,605	39,813,774
Republic of Argentina, 7.625%, 4/22/46	USD	21,818	17,811,670

Total Argentina			$120,901,612

Armenia — 0.3%
Republic of Armenia, 6.00%, 9/30/20(1)	USD	12,850	$13,156,216

Total Armenia			$13,156,216

Bahrain — 3.1%
CBB International Sukuk Co., 5.624%, 2/12/24(1)	USD	1,998	$2,015,422
CBB International Sukuk Co., 6.875%, 10/5/25(1)	USD	3,451	3,655,082
Kingdom of Bahrain, 6.125%, 8/1/23(1)	USD	10,134	10,628,357
Kingdom of Bahrain, 6.75%, 9/20/29(1)	USD	16,618	16,881,728
Kingdom of Bahrain, 7.00%, 1/26/26(1)	USD	3,897	4,135,185
Kingdom of Bahrain, 7.00%, 10/12/28(1)	USD	31,165	32,325,584
Kingdom of Bahrain, 7.50%, 9/20/47(1)	USD	59,152	59,188,319

Total Bahrain			$128,829,677

Barbados — 0.4%
Government of Barbados, 6.625%, 12/5/35(1)(4)	USD	32,126	$17,499,032
Government of Barbados, 7.00%, 8/4/22(1)(4)	USD	2,475	1,346,895

Total Barbados			$18,845,927

China — 0.0%(5)
China Government Bond, 3.40%, 2/9/27	CNY	10,000	$1,518,306

Total China			$1,518,306

Costa Rica — 0.1%
Titulo Propiedad UD, 1.00%, 1/12/22(6)	CRC	1,655,282	$2,448,748

Total Costa Rica			$2,448,748

Dominican Republic — 3.5%
Dominican Republic, 8.90%, 2/15/23(1)	DOP	468,250	$9,007,542
Dominican Republic, 10.375%, 3/4/22(1)	DOP	811,400	16,199,130
Dominican Republic, 10.40%, 5/10/19(1)	DOP	241,900	4,877,639
Dominican Republic, 10.50%, 4/7/23(1)	DOP	5,078,800	101,520,785
Dominican Republic, 11.00%, 11/6/26(1)	DOP	263,800	5,291,487

Security	Principal Amount (000’s omitted)		Value
Dominican Republic, 11.00%, 12/4/26(1)	DOP	278,300	$5,583,163
Dominican Republic, 15.95%, 6/4/21(1)	DOP	114,300	2,589,294
Dominican Republic, 16.95%, 2/4/22(1)	DOP	68,800	1,637,451

Total Dominican Republic			$146,706,491

El Salvador — 2.7%
Republic of El Salvador, 5.875%, 1/30/25(1)	USD	973	$930,811
Republic of El Salvador, 6.375%, 1/18/27(1)	USD	8,993	8,610,798
Republic of El Salvador, 7.375%, 12/1/19(1)	USD	16,930	17,162,787
Republic of El Salvador, 7.75%, 1/24/23(1)	USD	49,885	52,688,537
Republic of El Salvador, 8.25%, 4/10/32(1)	USD	3,867	4,074,387
Republic of El Salvador, 8.625%, 2/28/29(1)	USD	29,437	31,865,552

Total El Salvador			$115,332,872

Fiji — 1.3%
Republic of Fiji, 6.625%, 10/2/20(1)	USD	53,368	$53,252,458

Total Fiji			$53,252,458

Honduras — 0.1%
Honduras Government Bond, 6.25%, 1/19/27(1)	USD	1,000	$1,031,180
Honduras Government Bond, 7.50%, 3/15/24(1)	USD	1,000	1,080,710

Total Honduras			$2,111,890

Iceland — 2.8%
Republic of Iceland, 5.00%, 11/15/28	ISK	4,088,099	$33,480,073
Republic of Iceland, 6.25%, 2/5/20	ISK	90,991	766,415
Republic of Iceland, 6.50%, 1/24/31	ISK	5,734,515	53,224,031
Republic of Iceland, 7.25%, 10/26/22	ISK	692,226	6,154,179
Republic of Iceland, 8.00%, 6/12/25	ISK	2,332,467	22,252,775

Total Iceland			$115,877,473

Indonesia — 1.7%
Indonesia Government Bond, 6.125%, 5/15/28	IDR	445,903,000	$27,716,354
Indonesia Government Bond, 7.00%, 5/15/27	IDR	153,470,000	10,176,415
Indonesia Government Bond, 7.50%, 8/15/32	IDR	34,164,000	2,240,312
Indonesia Government Bond, 7.50%, 5/15/38	IDR	403,633,000	26,357,112
Indonesia Government Bond, 8.25%, 5/15/36	IDR	52,407,000	3,673,835

Total Indonesia			$70,164,028

Kazakhstan — 0.4%
Kazakhstan Government Bond, 9.60%, 4/3/21	KZT	5,807,290	$15,564,504

Total Kazakhstan			$15,564,504

Macedonia — 3.2%
Republic of Macedonia, 2.75%, 1/18/25(1)	EUR	505	$584,955
Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	64,955	78,687,497
Republic of Macedonia, 4.875%, 12/1/20(1)	EUR	43,951	53,990,376
Republic of Macedonia, 5.625%, 7/26/23(1)	EUR	576	752,414

Total Macedonia			$134,015,242

Mongolia — 0.6%
Development Bank of Mongolia, LLC, 7.25%, 10/23/23(1)	USD	2,262	$2,266,526
Mongolia International Bond, 5.125%, 12/5/22(1)	USD	4,300	4,202,880
Mongolia International Bond, 5.625%, 5/1/23(1)	USD	10,671	10,510,082
Mongolia International Bond, 8.75%, 3/9/24(1)	USD	8,411	9,257,870

Total Mongolia			$26,237,358

Security	Principal Amount (000’s omitted)		Value
New Zealand — 4.2%
New Zealand Government Bond, 2.00%, 9/20/25(1)(6)	NZD	89,962	$66,294,139
New Zealand Government Bond, 2.50%, 9/20/35(1)(6)	NZD	45,657	36,762,417
New Zealand Government Bond, 2.50%, 9/20/40(1)(6)	NZD	20,767	16,984,694
New Zealand Government Bond, 3.00%, 9/20/30(1)(6)	NZD	65,504	53,945,369

Total New Zealand			$173,986,619

Peru — 2.5%
Peru Government Bond, 5.20%, 9/12/23	PEN	10,086	$3,105,839
Peru Government Bond, 5.70%, 8/12/24	PEN	135,343	42,320,282
Peru Government Bond, 6.35%, 8/12/28	PEN	28,306	8,982,032
Peru Government Bond, 8.20%, 8/12/26	PEN	138,700	49,098,049

Total Peru			$103,506,202

Philippines — 0.8%
Republic of the Philippines, 6.25%, 1/14/36	PHP	1,649,000	$32,748,994

Total Philippines			$32,748,994

Rwanda — 0.0%(5)
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	441	$446,159

Total Rwanda			$446,159

Saudi Arabia — 0.0%(5)
Saudi International Bond, 5.00%, 4/17/49(1)	USD	448	$445,003

Total Saudi Arabia			$445,003

Serbia — 8.8%
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	18,655,920	$194,213,429
Serbia Treasury Bond, 5.875%, 2/8/28	RSD	7,724,230	80,414,341
Serbia Treasury Bond, 6.00%, 2/22/19	RSD	66,240	642,115
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	2,528,370	28,141,447
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	5,411,240	61,842,481
Serbia Treasury Bond, 10.00%, 10/23/24	RSD	230,000	2,877,997

Total Serbia			$368,131,810

Sri Lanka — 2.5%
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	997,000	$5,399,806
Sri Lanka Government Bond, 9.45%, 10/15/21	LKR	1,565,000	8,489,073
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	2,040,300	11,066,913
Sri Lanka Government Bond, 10.00%, 3/15/23	LKR	547,000	2,947,119
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	1,991,100	10,606,778
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	1,597,000	8,958,508
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	1,189,310	6,695,003
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	1,660,000	9,216,571
Sri Lanka Government Bond, 11.00%, 8/1/25	LKR	218,000	1,201,416
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	2,140,750	11,732,107
Sri Lanka Government Bond, 11.20%, 7/1/22	LKR	641,830	3,607,783
Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	1,035,380	5,788,012
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	971,000	5,468,037
Sri Lanka Government Bond, 11.50%, 12/15/21	LKR	1,422,000	8,098,764
Sri Lanka Government Bond, 11.50%, 5/15/23	LKR	121,000	684,166
Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	636,000	3,583,615

Total Sri Lanka			$103,543,671

Security	Principal Amount (000’s omitted)		Value
Tanzania — 1.7%
United Republic of Tanzania, 8.799%, (6 mo. USD LIBOR + 6.00%), 3/9/20(1)(2)	USD	69,004	$70,430,317

Total Tanzania			$70,430,317

Thailand — 1.2%
Thailand Government Bond, 1.25%, 3/12/28(1)(6)	THB	1,636,583	$48,835,750

Total Thailand			$48,835,750

Tunisia — 0.2%
Banque Centrale de Tunisie International Bond, 5.625%, 2/17/24(1)	EUR	9,691	$10,329,607

Total Tunisia			$10,329,607

Turkey — 2.9%
Republic of Turkey, 4.875%, 10/9/26	USD	26,700	$24,276,628
Republic of Turkey, 5.20%, 2/16/26	EUR	9,030	10,627,202
Republic of Turkey, 6.125%, 10/24/28	USD	22,822	21,928,473
Republic of Turkey, 7.00%, 6/5/20	USD	14,180	14,571,084
Republic of Turkey, 7.375%, 2/5/25	USD	47,600	49,859,144

Total Turkey			$121,262,531

Ukraine — 1.0%
Ukraine Government International Bond, 9.75%, 11/1/28(1)	USD	41,637	$41,428,815

Total Ukraine			$41,428,815

Total Foreign Government Bonds (identified cost $2,127,322,519)			$2,120,584,253

Foreign Corporate Bonds — 1.7%

Security	Principal Amount (000’s omitted)		Value
Bulgaria — 0.3%
Eurohold Bulgaria AD, 6.50%, 12/7/22(1)	EUR	9,200	$9,989,426

Total Bulgaria			$9,989,426

China — 0.6%
21Vianet Group, Inc., 7.00%, 8/17/20(1)	USD	5,338	$5,304,637
CAR, Inc., 6.125%, 2/4/20(1)	USD	800	793,600
China Evergrande Group, 8.75%, 6/28/25(1)	USD	3,149	2,806,990
CIFI Holdings Group Co., Ltd., 5.50%, 1/23/22(1)	USD	2,935	2,819,103
Country Garden Holdings Co., Ltd., 4.75%, 1/17/23(1)	USD	2,830	2,631,640
Country Garden Holdings Co., Ltd., 7.25%, 4/4/21(1)	USD	1,052	1,067,310
eHi Car Services, Ltd., 5.875%, 8/14/22(1)	USD	2,000	1,739,270
KWG Group Holdings, Ltd., 6.00%, 9/15/22(1)	USD	1,024	968,347
KWG Group Holdings, Ltd., 7.875%, 8/9/21(1)	USD	1,500	1,537,500
Logan Property Holdings Co., Ltd., 5.25%, 2/23/23(1)	USD	1,400	1,249,010
Logan Property Holdings Co., Ltd., 6.875%, 4/24/21(1)	USD	841	834,486
Times China Holdings, Ltd., 6.25%, 1/17/21(1)	USD	2,558	2,532,190
Zoomlion HK SPV Co., Ltd., 6.125%, 12/20/22(1)	USD	400	380,000

Total China			$24,664,083

Colombia — 0.1%
Frontera Energy Corp., 9.70%, 6/25/23(1)	USD	4,080	$4,120,800

Total Colombia			$4,120,800

Security	Principal Amount (000’s omitted)		Value
Ecuador — 0.0%(5)
EP PetroEcuador via Noble Sovereign Funding I, Ltd., 8.443%, (3 mo. USD LIBOR + 5.63%), 9/24/19(1)(2)	USD	1,067	$1,072,014

Total Ecuador			$1,072,014

Honduras — 0.2%
Inversiones Atlantida SA, 8.25%, 7/28/22(1)	USD	7,987	$8,066,870

Total Honduras			$8,066,870

Iceland — 0.3%
Heimavellir HF, 7.91%, 4/25/23(7)	ISK	1,036,833	$8,586,159
WOW Air HF, 9.00%, (3 mo. EURIBOR + 9.00%), 9/24/21(2)	EUR	3,600	4,012,394

Total Iceland			$12,598,553

India — 0.0%(5)
Reliance Communications, Ltd., 6.50%, 11/6/20(1)	USD	1,800	$456,930

Total India			$456,930

Indonesia — 0.0%(5)
Jasa Marga (Persero) Tbk PT, 7.50%, 12/11/20(1)	IDR	18,080,000	$1,220,706

Total Indonesia			$1,220,706

Mongolia — 0.1%
Trade and Development Bank of Mongolia, LLC, 9.375%, 5/19/20(1)	USD	4,990	$5,211,346

Total Mongolia			$5,211,346

Singapore — 0.1%
ABJA Investment Co. Pte., Ltd., 5.45%, 1/24/28(1)	USD	5,953	$5,385,221

Total Singapore			$5,385,221

Total Foreign Corporate Bonds (identified cost $76,377,630)			$72,785,949

Senior Floating-Rate Loans — 0.2%

Borrower/Tranche Description	Principal Amount (000’s omitted)		Value
Financial Services — 0.2%
Akbank T.A.S., Term Loan, 1.90%, (3 mo. EURIBOR + 1.90%), 10/6/19(2)(7)	EUR	6,100	$6,896,178
Yapi ve Kredi Bankasi AS, Term Loan, (6 mo. EURIBOR + 1.90%), 11/1/19(7)(8)	EUR	2,600	2,902,149

Total Financial Services			$9,798,327

Total Senior Floating-Rate Loans (identified cost $9,507,141)			$9,798,327

Sovereign Loans — 2.9%

Borrower	Principal Amount (000’s omitted)		Value
Barbados — 0.2%
Government of Barbados, Term Loan, 0.00%, Maturing December 20, 2019(4)(9)		$25,760	$8,914,248

Total Barbados			$8,914,248

Borrower	Principal Amount (000’s omitted)		Value
Ethiopia — 0.3%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 6.28%, (6 mo. USD LIBOR + 3.75%), Maturing August 1, 2021(2)(9)		$10,400	$10,084,235

Total Ethiopia			$10,084,235

Kenya — 0.1%
Government of Kenya, Term Loan, 7.57%, (6 mo. USD LIBOR + 5.00%), Maturing April 18, 2019(2)		$3,806	$3,806,000

Total Kenya			$3,806,000

Macedonia — 0.3%
Republic of Macedonia, Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), Maturing December 16, 2022(2)(9)	EUR	11,000	$12,784,490

Total Macedonia			$12,784,490

Nigeria — 0.6%
Bank of Industry Limited, Term Loan, 8.74%, (3 mo. USD LIBOR + 6.00%), Maturing May 21, 2021(2)(9)		$24,380	$24,567,019
Total Nigeria			$24,567,019

Tanzania — 1.4%
Government of the United Republic of Tanzania, Term Loan, 8.11%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(2)		$59,140	$59,249,764
Total Tanzania			$59,249,764

Total Sovereign Loans (identified cost $134,801,733)			$119,405,756

Credit Linked Notes — 0.4%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.1%
Desarrolladora Energética SA (Deutsche Bank AG), 9.50%, 7/27/20(3)(10)		$2,100	$1,974,000

Total Argentina			$1,974,000

Ukraine — 0.3%
Ukraine Treasury Bill (Citibank, N.A.), 0.00%, 4/9/19(3)(10)	UAH	393,130	$13,857,129

Total Ukraine			$13,857,129

Total Credit Linked Notes (identified cost $15,724,397)			$15,831,129

Debt Obligations – United States — 15.2%

Corporate Bonds & Notes — 0.0%(5)

Security	Principal Amount		Value
Eaton Corp., 8.875%, 6/15/19		$500,000	$510,178

Total Corporate Bonds & Notes (identified cost $501,715)			$510,178

Asset-Backed Securities — 1.2%

Security	Principal Amount	Value
Invitation Homes Trust:
Series 2018-SFR3, Class E, 4.508%, (1 mo. USD LIBOR + 2.00%), 7/17/37(2)(3)	$32,000,000	$31,750,163
PNMAC GMSR Issuer Trust:
Series 2018-GT1, Class A, 5.36%, (1 mo. USD LIBOR + 2.85%), 2/25/23(2)(3)	9,000,000	9,018,558
Series 2018-GT2, Class A, 5.16%, (1 mo. USD LIBOR + 2.65%), 8/25/25(2)(3)	8,064,000	8,078,963

Total Asset-Backed Securities (identified cost $49,064,000)		$48,847,684

Collateralized Mortgage Obligations — 3.5%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22	$42,435	$45,081
Series 1548, Class Z, 7.00%, 7/15/23	53,410	56,936
Series 1650, Class K, 6.50%, 1/15/24	291,799	310,432
Series 1817, Class Z, 6.50%, 2/15/26	48,383	52,186
Series 1927, Class ZA, 6.50%, 1/15/27	178,924	193,802
Series 2127, Class PG, 6.25%, 2/15/29	264,629	284,686
Series 2344, Class ZD, 6.50%, 8/15/31	436,470	487,412
Series 2458, Class ZB, 7.00%, 6/15/32	826,599	943,511
Interest Only:(11)
Series 362, Class C6, 3.50%, 12/15/47	18,345,451	3,526,484
Series 362, Class C11, 4.00%, 12/15/47	3,111,880	599,839
Series 4791, Class JI, 4.00%, 5/15/48	34,458,483	7,207,712

		$13,708,081

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA2, Class M2, 5.96%, (1 mo. USD LIBOR + 3.45%), 10/25/29(2)	$8,445,000	$9,112,656
Series 2017-DNA3, Class M2, 5.01%, (1 mo. USD LIBOR + 2.50%), 3/25/30(2)	4,506,486	4,606,237
Series 2018-DNA1, Class M2, 4.31%, (1 mo. USD LIBOR + 1.80%), 7/25/30(2)	8,243,233	8,077,596
Series 2018-DNA2, Class M2, 4.66%, (1 mo. USD LIBOR + 2.15%), 12/25/30(2)(3)	4,190,566	4,115,626

		$25,912,115

Federal National Mortgage Association:
Series G48, Class Z, 7.10%, 12/25/21	$149,840	$156,019
Series G92-60, Class Z, 7.00%, 10/25/22	218,202	228,700
Series G93-1, Class K, 6.675%, 1/25/23	225,618	234,336
Series G94-7, Class PJ, 7.50%, 5/17/24	273,084	294,082
Series 1992-180, Class F, 3.66%, (1 mo. USD LIBOR + 1.15%), 10/25/22(2)	185,143	186,957
Series 1993-16, Class Z, 7.50%, 2/25/23	162,492	172,893
Series 1993-79, Class PL, 7.00%, 6/25/23	105,951	112,577
Series 1993-104, Class ZB, 6.50%, 7/25/23	43,560	46,012
Series 1993-121, Class Z, 7.00%, 7/25/23	676,433	718,360
Series 1993-141, Class Z, 7.00%, 8/25/23	141,491	150,851
Series 1994-42, Class ZQ, 7.00%, 4/25/24	921,485	986,703
Series 1994-79, Class Z, 7.00%, 4/25/24	180,933	193,362
Series 1994-89, Class ZQ, 8.00%, 7/25/24	155,498	169,947
Series 1996-35, Class Z, 7.00%, 7/25/26	46,545	50,920
Series 1998-16, Class H, 7.00%, 4/18/28	204,421	227,463
Series 1998-44, Class ZA, 6.50%, 7/20/28	328,342	358,637

Security	Principal Amount	Value
Series 1999-25, Class Z, 6.00%, 6/25/29	$325,461	$355,281
Series 2000-2, Class ZE, 7.50%, 2/25/30	86,409	96,957
Series 2000-49, Class A, 8.00%, 3/18/27	264,570	294,141
Series 2001-31, Class ZA, 6.00%, 7/25/31	2,577,208	2,814,670
Series 2001-74, Class QE, 6.00%, 12/25/31	681,677	750,082
Series 2009-48, Class WA, 5.838%, 7/25/39(12)	3,253,351	3,484,326
Series 2011-38, Class SA, 5.97%, (13.50% - 1 mo. USD LIBOR x 3), 5/25/41(13)	3,901,841	4,440,109
Interest Only:(11)
Series 424, Class C8, 3.50%, 2/25/48	25,974,502	5,009,224
Series 2018-21, Class IO, 3.00%, 4/25/48	26,984,205	4,847,683
Series 2018-45, Class GI, 4.00%, 6/25/48	7,857,680	1,705,661
Series 2018-58, Class BI, 4.00%, 8/25/48	4,530,781	873,542

		$28,959,495

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2017-C03, Class 1M2, 5.51%, (1 mo. USD LIBOR + 3.00%), 10/25/29(2)	$15,630,000	$16,492,435
Series 2017-C06, Class 1M2, 5.16%, (1 mo. USD LIBOR + 2.65%), 2/25/30(2)	13,132,047	13,565,015
Series 2017-C07, Class 1M2, 4.91%, (1 mo. USD LIBOR + 2.40%), 5/25/30(2)	11,003,243	11,161,360
Series 2017-C07, Class 1M2C, 4.91%, (1 mo. USD LIBOR + 2.40%), 5/25/30(2)	3,942,383	3,951,007
Series 2018-C01, Class 1M2, 4.76%, (1 mo. USD LIBOR + 2.25%), 7/25/30(2)	16,074,692	16,231,563
Series 2018-C03, Class 1M2, 4.66%, (1 mo. USD LIBOR + 2.15%), 10/25/30(2)	15,500,000	15,499,070

		$76,900,450

Government National Mortgage Association:
Series 2001-35, Class K, 6.45%, 10/26/23	$60,254	$63,610

		$63,610

Total Collateralized Mortgage Obligations (identified cost $145,959,368)		$145,543,751

Mortgage Pass-Throughs — 7.3%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.872%, (COF + 1.25%), with maturity at 2035(14)	$1,698,701	$1,721,455
3.207%, (COF + 2.39%), with maturity at 2023(14)	36,524	37,229
4.415%, (COF + 1.25%), with maturity at 2029(14)	36,087	35,630
4.456%, (COF + 1.25%), with maturity at 2030(14)	319,888	338,624
4.485%, (1 yr. CMT + 2.33%), with maturity at 2036(14)	1,625,194	1,715,593
4.50%, with maturity at 2035	262,980	273,924
6.00%, with various maturities to 2035	6,854,733	7,519,697
6.50%, with various maturities to 2032	8,896,186	9,877,125
6.60%, with maturity at 2030	761,611	853,438
7.00%, with various maturities to 2036	11,668,601	13,057,030
7.31%, with maturity at 2026	29,380	32,017
7.50%, with various maturities to 2035	5,586,809	6,172,587
7.95%, with maturity at 2022	84,177	86,599
8.00%, with various maturities to 2030	1,234,004	1,348,520
8.15%, with maturity at 2021	8,706	8,774
8.30%, with maturity at 2021	3,825	3,832
8.50%, with maturity at 2025	73,504	76,946

Security	Principal Amount	Value
9.00%, with various maturities to 2027	$221,002	$233,115
9.50%, with maturity at 2027	51,990	53,570
10.00%, with maturity at 2020	2,396	2,464
10.50%, with maturity at 2021	6,144	6,240

		$43,454,409

Federal National Mortgage Association:
2.268%, (COF + 1.25%), with various maturities to 2033(14)	$2,360,277	$2,331,730
2.305%, (COF + 1.25%), with maturity at 2027(14)	91,940	91,462
2.479%, (COF + 1.40%), with maturity at 2025(14)	409,021	408,364
2.679%, (COF + 1.60%), with maturity at 2024(14)	198,090	199,290
3.21%, (COF + 2.17%), with maturity at 2023(14)	4,404	4,416
3.487%, (COF + 1.25%), with maturity at 2034(14)	898,039	927,372
3.632%, (COF + 1.25%), with maturity at 2035(14)	2,385,840	2,457,828
4.006%, (COF + 1.77%), with maturity at 2035(14)	2,621,933	2,756,413
4.575%, (1 yr. CMT + 2.15%), with maturity at 2028(14)	132,938	137,803
5.50%, with maturity at 2020	12,477	12,536
6.00%, with various maturities to 2038	40,212,749	44,649,155
6.323%, (COF + 2.00%, Floor 6.322%), with maturity at 2032(14)	890,719	951,213
6.50%, with various maturities to 2038	11,784,287	13,075,520
7.00%, with various maturities to 2035	15,351,082	17,283,962
7.50%, with various maturities to 2035	4,298,356	4,787,996
7.523%, (1 yr. CMT + 2.15%), with maturity at 2025(14)	24,701	26,124
8.00%, with various maturities to 2034	1,465,953	1,627,965
8.50%, with various maturities to 2037	2,168,771	2,500,977
9.00%, with various maturities to 2032	378,148	414,141
9.148%, with maturity at 2028	4,269	4,428
9.50%, with various maturities to 2031	173,781	188,221
9.533%, with maturity at 2027	8,392	8,858
10.50%, with maturity at 2029	39,052	45,271
11.50%, with maturity at 2031	127,632	156,662

		$95,047,707

Government National Mortgage Association:
3.125%, (1 yr. CMT + 1.50%), with maturity at 2024(14)	$177,487	$180,346
5.00%, with various maturities to 2048	158,248,468	165,655,604
6.50%, with various maturities to 2032	479,639	527,412
7.00%, with various maturities to 2031	797,096	886,434
7.50%, with various maturities to 2028	114,056	125,158
7.75%, with maturity at 2019	3,427	3,463
8.00%, with various maturities to 2023	72,779	78,316
8.30%, with maturity at 2020	478	481
8.50%, with maturity at 2021	9,182	9,408
9.00%, with maturity at 2025	31,064	33,235
9.50%, with various maturities to 2021	16,108	16,703

		$167,516,560

Total Mortgage Pass-Throughs (identified cost $303,288,583)		$306,018,676

U.S. Treasury Obligations — 2.3%

Security	Principal Amount	Value
U.S. Treasury Bond, 7.875%, 2/15/21	$1,500,000	$1,660,049
U.S. Treasury Inflation-Protected Note, 0.375%, 1/15/27(15)(16)	98,609,805	95,717,635

Total U.S. Treasury Obligations (identified cost $99,372,170)		$97,377,684

Small Business Administration Loans (Interest Only)(17) — 0.9%

Security	Principal Amount	Value
1.109%, 9/15/42	$1,720,090	$79,107
1.409%, 9/15/42	2,750,751	168,816
1.609%, 8/15/42 to 9/15/42	4,697,032	317,865
1.655%, 12/15/42 to 4/15/43	5,555,513	377,552
1.659%, 8/15/42	1,870,888	159,287
1.809%, 9/15/37	2,247,193	138,865
1.905%, 1/15/43 to 4/15/43	10,414,838	842,924
1.909%, 7/15/42 to 9/15/42	7,412,315	570,707
1.932%, 3/15/41 to 5/15/42	2,190,264	168,427
1.959%, 9/15/42	3,011,250	234,841
2.032%, 8/15/32	853,142	63,207
2.059%, 8/15/38	829,630	55,090
2.109%, 8/15/42 to 9/15/42	6,107,760	542,367
2.155%, 2/15/43 to 4/15/43	13,667,097	1,234,564
2.159%, 2/15/42 to 4/15/43	3,153,061	303,522
2.209%, 9/15/42	6,236,667	566,246
2.238%, 3/19/36	27,155,302	2,328,078
2.28%, 3/15/43	2,813,170	291,388
2.329%, 10/29/39	47,467,542	4,393,216
2.359%, 9/15/42	2,012,278	200,703
2.382%, 2/15/41 to 3/15/41	1,385,068	119,089
2.386%, 7/15/39	1,040,375	79,510
2.405%, 1/15/43 to 4/15/43	19,922,933	2,056,942
2.409%, 12/15/41 to 12/15/42	7,512,796	785,398
2.455%, 3/15/28 to 1/15/43	2,530,059	258,871
2.459%, 3/15/28 to 4/15/43	8,020,250	772,882
2.482%, 9/15/41	957,130	116,024
2.532%, 6/15/36	903,331	72,597
2.559%, 5/15/37	1,432,481	117,926
2.579%, 9/15/42	2,549,306	273,966
2.609%, 9/15/42	2,907,137	394,481
2.632%, 11/15/36	647,216	60,031
2.655%, 4/15/43	6,592,654	767,503
2.659%, 4/15/43	1,751,858	210,606
2.709%, 7/15/27 to 9/15/42	9,861,816	1,055,419
2.886%, 2/15/41	837,314	88,492
2.905%, 12/15/42 to 4/15/43	14,397,274	1,833,746
2.909%, 10/15/42 to 12/15/42	3,328,818	439,852
2.932%, 4/15/42 to 5/15/42	3,096,240	371,597
2.955%, 2/15/28 to 2/15/43	3,858,555	358,825

Security	Principal Amount	Value
2.959%, 7/15/27 to 12/15/42	$6,559,881	$739,621
2.982%, 7/15/43	1,237,638	160,137
2.985%, 2/15/29	984,979	100,348
3.032%, 4/15/41 to 1/15/42	4,201,285	474,139
3.082%, 10/15/42	2,504,609	349,526
3.155%, 1/15/43 to 4/15/43	4,889,638	790,748
3.159%, 9/15/42 to 12/15/42	4,230,665	659,157
3.205%, 3/15/28 to 3/15/43	2,247,453	289,666
3.209%, 6/15/27 to 9/15/42	7,971,967	1,031,451
3.289%, 12/15/42	3,628,048	556,898
3.405%, 4/15/43	5,787,013	873,942
3.409%, 3/15/43 to 4/15/43	3,515,170	496,813
3.455%, 3/15/28 to 3/15/43	1,551,047	216,881
3.459%, 3/15/27 to 9/15/42	4,662,975	674,008
3.532%, 4/15/37	3,254,769	366,601
3.655%, 1/15/43 to 6/15/43	8,948,694	1,494,544
3.659%, 9/15/42	804,275	126,336
3.685%, 3/15/43	1,378,255	256,788
3.705%, 2/15/28 to 4/15/28	9,207,887	1,060,264
3.709%, 3/15/42 to 10/15/42	7,517,759	1,252,446
3.782%, 5/15/27 to 9/15/42	4,252,656	599,938

Total Small Business Administration Loans (Interest Only) (identified cost $35,641,351)		$35,840,781

Total Debt Obligations – United States (identified cost $633,827,187)		$634,138,754

Common Stocks — 3.2%

Security	Shares	Value
Canada — 0.1%
Turquoise Hill Resources, Ltd.(18)	1,975,900	$3,299,753

Total Canada		$3,299,753

Cyprus — 0.1%
Bank of Cyprus Holdings PLC(18)	4,401,002	$5,665,270

Total Cyprus		$5,665,270

Iceland — 1.4%
Arion Banki HF(3)	18,250,341	$12,073,183
Eik Fasteignafelag HF(18)	57,784,005	4,155,324
Eimskipafelag Islands HF	4,274,170	7,361,250
Hagar HF	18,553,133	6,933,425
Heimavellir HF(18)	75,681,248	722,342
N1 HF(18)	3,065,400	2,947,400
Reginn HF(18)	22,125,500	4,010,527
Reitir Fasteignafelag HF	12,648,897	7,732,788
Siminn HF	282,731,364	8,880,055
Sjova-Almennar Tryggingar HF	30,332,235	3,697,379
Tryggingamidstodin HF	6,573,551	1,522,407

Total Iceland		$60,036,080

Security	Shares	Value
Mongolia — 0.0%(5)
Mongolian Mining Corp.(18)	29,824,500	$510,081

Total Mongolia		$510,081

Serbia — 0.0%(5)
Komercijalna Banka AD Beograd(18)	56,243	$1,333,524

Total Serbia		$1,333,524

Singapore — 0.3%
Yoma Strategic Holdings, Ltd.	43,974,000	$11,127,199

Total Singapore		$11,127,199

South Korea — 0.4%
Hana Financial Group, Inc.	20,100	$722,726
Hyundai Mobis Co., Ltd.	4,800	972,322
Hyundai Motor Co.	8,647	1,008,081
KB Financial Group, Inc.	19,639	843,835
KT&G Corp.	7,599	676,629
LG Household & Health Care, Ltd.	700	796,443
Naver Corp.	14,305	1,753,586
POSCO	2,597	641,074
S-Oil Corp.	5,800	546,136
Samsung Biologics Co., Ltd.(3)(18)	2,015	727,221
Samsung C&T Corp.	7,400	800,617
Samsung Electronics Co., Ltd.	58,250	2,428,682
Samsung Life Insurance Co., Ltd.	8,700	691,765
Samsung SDI Co., Ltd.	4,000	807,435
Samsung SDS Co., Ltd.	4,300	867,833
SK Hynix, Inc.	17,200	1,150,159
SK Telecom Co., Ltd.	3,700	856,581

Total South Korea		$16,291,125

Sri Lanka — 0.2%
Softlogic Life Insurance PLC(18)	25,625,000	$6,636,456

Total Sri Lanka		$6,636,456

Vietnam — 0.7%
Bank for Foreign Trade of Vietnam JSC	846,990	$2,083,001
Bank for Investment and Development of Vietnam JSC(18)	468,816	641,322
Bao Viet Holdings	156,900	626,421
Binh Minh Plastics JSC	255,600	508,868
Coteccons Construction JSC	133,000	774,995
Danang Rubber JSC	68,640	64,517
Domesco Medical Import Export JSC	240,160	777,567
FPT Corp.	34,993	65,586
HA TIEN 1 Cement JSC	219,600	148,334
Hoa Phat Group JSC(18)	1,218,898	1,460,933
Hoa Sen Group	155,404	44,393
KIDO Group Corp.	373,100	322,655
Kinh Bac City Development Share Holding Corp.(18)	513,300	313,237
Masan Group Corp.(18)	954,000	3,208,303
PetroVietnam Drilling & Well Services JSC(18)	260,463	184,097
PetroVietnam Fertilizer & Chemical JSC	385,500	377,955
PetroVietnam Gas JSC	165,200	628,857
PetroVietnam Nhon Trach 2 Power JSC	882,000	1,112,016

Security	Shares		Value
PetroVietnam Technical Services Corp.		672,281	$537,338
Pha Lai Thermal Power JSC		219,100	214,283
Refrigeration Electrical Engineering Corp.		807,810	1,178,337
Saigon – Hanoi Commercial Joint Stock Bank(18)		958,301	296,335
SSI Securities Corp.		668,470	756,457
Tan Tao Investment & Industry JSC(18)		1,064,400	124,537
Viet Capital Securities JSC		448,200	701,246
Vietnam Dairy Products JSC		546,768	3,186,168
Vietnam Joint Stock Commercial Bank for Industry and Trade(18)		148,700	127,061
Vietnam Prosperity JSC Bank(18)		2,180,305	1,911,336
Vietnam Technological & Commercial Joint Stock Bank(18)		781,800	955,556
Vingroup JSC(18)		1,385,904	6,220,473

Total Vietnam			$29,552,184

Total Common Stocks (identified cost $151,046,699)			$134,451,672

Short-Term Investments — 19.6%

Foreign Government Securities — 5.5%

Security	Principal Amount (000’s omitted)		Value
Egypt — 5.0%
Egypt Treasury Bill, 0.00%, 2/5/19	EGP	250,000	$14,149,462
Egypt Treasury Bill, 0.00%, 4/2/19	EGP	68,925	3,804,863
Egypt Treasury Bill, 0.00%, 4/16/19	EGP	323,500	17,734,918
Egypt Treasury Bill, 0.00%, 4/23/19	EGP	648,500	35,249,533
Egypt Treasury Bill, 0.00%, 6/4/19	EGP	358,375	19,235,859
Egypt Treasury Bill, 0.00%, 7/23/19	EGP	647,300	33,713,786
Egypt Treasury Bill, 0.00%, 7/30/19	EGP	185,875	9,649,940
Egypt Treasury Bill, 0.00%, 8/6/19	EGP	848,125	43,889,749
Egypt Treasury Bill, 0.00%, 8/20/19	EGP	101,325	5,260,401
Egypt Treasury Bill, 0.00%, 9/3/19	EGP	567,550	29,000,585

Total Egypt			$211,689,096

Georgia — 0.5%
Bank of Georgia Promissory Note, 7.40%, 5/17/19	GEL	3,145	$1,184,125
Bank of Georgia Promissory Note, 7.40%, 5/21/19	GEL	1,840	692,753
Bank of Georgia Promissory Note, 7.40%, 5/23/19	GEL	1,870	704,034
Bank of Georgia Promissory Note, 7.40%, 5/27/19	GEL	3,120	1,174,600
Bank of Georgia Promissory Note, 7.40%, 5/28/19	GEL	1,264	476,014
Bank of Georgia Promissory Note, 7.40%, 5/30/19	GEL	2,540	956,215
Bank of Georgia Promissory Note, 7.40%, 6/3/19	GEL	2,453	923,498
Bank of Georgia Promissory Note, 7.40%, 6/18/19	GEL	1,260	474,240
Bank of Georgia Promissory Note, 7.40%, 6/24/19	GEL	1,150	432,806
Bank of Georgia Promissory Note, 7.40%, 6/26/19	GEL	2,070	779,030
Bank of Georgia Promissory Note, 7.40%, 7/1/19	GEL	2,750	1,034,875
Bank of Georgia Promissory Note, 7.40%, 7/2/19	GEL	2,310	869,284
Bank of Georgia Promissory Note, 7.59%, 6/4/19	GEL	2,755	1,037,722
Bank of Georgia Promissory Note, 7.59%, 6/6/19	GEL	4,614	1,737,926
Bank of Georgia Promissory Note, 7.59%, 6/10/19	GEL	1,497	563,964
Bank of Georgia Promissory Note, 7.59%, 6/14/19	GEL	2,202	829,219
Bank of Georgia Promissory Note, 7.59%, 6/19/19	GEL	977	367,968

Security	Principal Amount (000’s omitted)		Value
Bank of Georgia Promissory Note, 7.59%, 6/21/19	GEL	1,940	$730,651
Bank of Georgia Promissory Note, 7.59%, 6/25/19	GEL	1,860	700,499
Georgia Treasury Bill, 0.00%, 5/16/19	GEL	4,000	1,477,740
Georgia Treasury Bill, 0.00%, 6/13/19	GEL	4,220	1,548,684
Georgia Treasury Bill, 0.00%, 7/18/19	GEL	4,585	1,678,319

Total Georgia			$20,374,166

Total Foreign Government Securities (identified cost $229,625,592)			$232,063,262

U.S. Treasury Obligations — 9.5%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 2/7/19(15)		$99,900	$99,861,372
U.S. Treasury Bill, 0.00%, 2/14/19(15)		39,000	38,967,045
U.S. Treasury Bill, 0.00%, 2/26/19(15)		60,000	59,902,500
U.S. Treasury Bill, 0.00%, 3/5/19		99,900	99,693,096
U.S. Treasury Bill, 0.00%, 3/14/19		99,900	99,638,318

Total U.S. Treasury Obligations (identified cost $398,062,330)			$398,062,331

Other — 4.6%

Description	Units		Value
Eaton Vance Cash Reserves Fund, LLC, 2.61%(19)		190,481,951	$190,481,951

Total Other (identified cost $190,463,883)			$190,481,951

Total Short-Term Investments (identified cost $818,151,805)			$820,607,544

Total Purchased Options and Swaptions — 0.5% (identified cost $22,025,917)			$21,109,691

Total Investments — 94.5% (identified cost $3,988,785,028)			$3,948,713,075

Other Assets, Less Liabilities — 5.5%			$230,264,993

Net Assets — 100.0%			$4,178,978,068

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities is $1,133,208,900 or 27.1% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2019.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2019, the aggregate value of these securities is $88,688,511 or 2.1% of the Portfolio’s net assets.

(4)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)	Amount is less than 0.05%.

(6)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(7)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(8)	This Senior Loan will settle after January 31, 2019, at which time the interest rate will be determined.

(9)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(10)

Security whose performance, including redemption at maturity, is linked to the price of the underlying security. The investment is subject to credit risk of the issuing financial institution in addition to the market risk of the underlying security.

(11)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(12)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2019.

(13)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2019.

(14)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at January 31, 2019.

(15)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(16)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(17)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(18)	Non-income producing security.

(19)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2019 was $1,473,250.

Purchased Currency Options — 0.1%

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call GBP/Put USD	Goldman Sachs International	GBP	64,960,000	USD	1.31	7/22/19	$3,098,011
Call SEK/Put EUR	BNP Paribas	EUR	24,630,000	SEK	9.96	4/15/19	20,382
Call SEK/Put EUR	BNP Paribas	EUR	16,015,000	SEK	9.96	4/15/19	13,253
Call SEK/Put EUR	Citibank, N.A.	EUR	36,940,000	SEK	9.58	4/12/19	9,133

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call SEK/Put EUR	Citibank, N.A.	EUR	24,630,000	SEK	9.96	4/12/19	$18,944
Call SEK/Put EUR	Citibank, N.A.	EUR	12,310,000	SEK	9.96	4/12/19	9,469
Call SEK/Put EUR	Citibank, N.A.	EUR	12,310,000	SEK	9.96	4/12/19	9,469
Call SEK/Put EUR	Deutsche Bank AG	EUR	32,020,000	SEK	9.56	4/23/19	8,906
Call SEK/Put EUR	Deutsche Bank AG	EUR	26,130,000	SEK	9.56	4/23/19	7,268

Total							$3,194,835

Purchased Interest Rate Swaptions — 0.4%

Description	Counterparty	Notional Amount	Expiration Date	Value
Option to enter into interest rate swap expiring 7/3/38 to pay 3-month USD-LIBOR Rate and receive 3.00%	Bank of America, N.A.	$71,648,000	6/29/28	$4,160,020
Option to enter into interest rate swap expiring 7/3/38 to receive 3-month USD-LIBOR Rate and pay 3.00%	Bank of America, N.A.	71,648,000	6/29/28	4,048,537
Option to enter into interest rate swap expiring 7/6/38 to pay 3-month USD-LIBOR Rate and receive 3.01%	Morgan Stanley & Co. International PLC	28,963,000	7/3/28	1,691,849
Option to enter into interest rate swap expiring 7/6/38 to receive 3-month USD-LIBOR Rate and pay 3.01%	Morgan Stanley & Co. International PLC	28,963,000	7/3/28	1,627,314
Option to enter into interest rate swap expiring 7/7/38 to pay 3-month USD-LIBOR Rate and receive 2.98%	Morgan Stanley & Co. International PLC	28,963,000	7/5/28	1,663,051
Option to enter into interest rate swap expiring 7/7/38 to receive 3-month USD-LIBOR Rate and pay 2.98%	Morgan Stanley & Co. International PLC	28,963,000	7/5/28	1,656,708
Option to enter into interest rate swap expiring 7/7/38 to pay 3-month USD-LIBOR Rate and receive 2.99%	Goldman Sachs International	26,762,000	7/5/28	1,546,120
Option to enter into interest rate swap expiring 7/7/38 to receive 3-month USD-LIBOR Rate and pay 2.99%	Goldman Sachs International	26,762,000	7/5/28	1,521,257

Total				$17,914,856

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CAD	11,772,344	USD	8,723,041	HSBC Bank USA, N.A.	2/1/19	$236,466	$—
CAD	9,949,039	USD	7,400,943	HSBC Bank USA, N.A.	2/1/19	170,913	—
EUR	2,174,904	RON	10,500,000	BNP Paribas	2/1/19	—	(48,217)
EUR	10,942,579	RON	52,921,594	BNP Paribas	2/1/19	—	(265,074)
EUR	23,011,113	RON	111,299,000	Citibank, N.A.	2/1/19	—	(559,926)
EUR	4,687,816	RON	22,682,000	Deutsche Bank AG	2/1/19	—	(116,051)
EUR	16,864,210	USD	19,125,869	Standard Chartered Bank	2/1/19	176,898	—
EUR	25,320,210	USD	28,929,606	Standard Chartered Bank	2/1/19	51,895	—
EUR	12,075,064	USD	13,796,365	Standard Chartered Bank	2/1/19	24,748	—
EUR	7,703,664	USD	8,799,125	Standard Chartered Bank	2/1/19	18,485	—
EUR	1,768,291	USD	2,011,502	Standard Chartered Bank	2/1/19	12,483	—
EUR	2,070,000	USD	2,362,284	Standard Chartered Bank	2/1/19	7,037	—
EUR	980,000	USD	1,114,789	Standard Chartered Bank	2/1/19	6,918	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	1,768,291	USD	2,020,361	Standard Chartered Bank	2/1/19	$3,624	$—
EUR	2,646,000	USD	3,038,666	Standard Chartered Bank	2/1/19	—	(10,056)
EUR	4,371,400	USD	5,029,536	Standard Chartered Bank	2/1/19	—	(26,034)
EUR	2,760,000	USD	3,275,124	Standard Chartered Bank	2/1/19	—	(116,028)
GBP	32,460,000	USD	42,399,252	Citibank, N.A.	2/1/19	175,260	—
NZD	31,226,000	USD	21,308,622	Citibank, N.A.	2/1/19	274,793	—
NZD	15,138,000	USD	10,330,171	Citibank, N.A.	2/1/19	133,216	—
RON	68,802,000	EUR	14,470,314	BNP Paribas	2/1/19	65,163	—
RON	32,205,594	EUR	6,778,127	Citibank, N.A.	2/1/19	25,118	—
RON	5,029,000	EUR	1,076,708	Citibank, N.A.	2/1/19	—	(17,005)
RON	8,521,000	EUR	1,823,509	Citibank, N.A.	2/1/19	—	(27,856)
RON	29,148,000	EUR	6,202,054	Citibank, N.A.	2/1/19	—	(54,461)
RON	53,697,000	EUR	11,295,120	The Toronto-Dominion Bank	2/1/19	48,954	—
USD	16,571,190	CAD	21,721,384	HSBC Bank USA, N.A.	2/1/19	39,828	—
USD	29,931,527	EUR	25,320,210	Standard Chartered Bank	2/1/19	950,026	—
USD	14,274,175	EUR	12,075,064	Standard Chartered Bank	2/1/19	453,062	—
USD	168,123	EUR	146,398	Standard Chartered Bank	2/1/19	556	—
USD	1,119,699	EUR	980,000	Standard Chartered Bank	2/1/19	—	(2,009)
USD	2,020,361	EUR	1,768,291	Standard Chartered Bank	2/1/19	—	(3,624)
USD	2,365,079	EUR	2,070,000	Standard Chartered Bank	2/1/19	—	(4,243)
USD	2,019,742	EUR	1,768,291	Standard Chartered Bank	2/1/19	—	(4,243)
USD	3,023,187	EUR	2,646,000	Standard Chartered Bank	2/1/19	—	(5,423)
USD	3,153,438	EUR	2,760,000	Standard Chartered Bank	2/1/19	—	(5,657)
USD	4,994,543	EUR	4,371,400	Standard Chartered Bank	2/1/19	—	(8,959)
USD	8,801,822	EUR	7,703,664	Standard Chartered Bank	2/1/19	—	(15,789)
USD	19,268,203	EUR	16,864,210	Standard Chartered Bank	2/1/19	—	(34,564)
USD	138,551	GBP	106,000	Standard Chartered Bank	2/1/19	—	(478)
USD	42,300,368	GBP	32,354,000	Standard Chartered Bank	2/1/19	—	(135,114)
USD	9,960,259	NZD	15,138,000	HSBC Bank USA, N.A.	2/1/19	—	(503,128)
USD	20,545,584	NZD	31,226,000	HSBC Bank USA, N.A.	2/1/19	—	(1,037,831)
AUD	9,650,000	USD	6,842,815	Australia and New Zealand Banking Group Limited	2/4/19	171,770	—
BRL	155,655,234	USD	41,926,303	Standard Chartered Bank	2/4/19	751,706	—
BRL	106,353,000	USD	29,122,648	Standard Chartered Bank	2/4/19	37,529	—
BRL	49,302,234	USD	13,500,434	UBS AG	2/4/19	17,397	—
COP	6,968,851,000	USD	2,203,241	Bank of America, N.A.	2/4/19	41,156	—
COP	3,304,465,000	USD	1,045,948	Bank of America, N.A.	2/4/19	18,292	—
COP	39,273,353,000	USD	12,480,013	JPMorgan Chase Bank, N.A.	2/4/19	168,410	—
COP	88,602,588,000	USD	28,437,458	Standard Chartered Bank	2/4/19	97,997	—
COP	39,606,056,000	USD	12,699,540	Standard Chartered Bank	2/4/19	56,033	—
COP	550,137,000	USD	176,569	Standard Chartered Bank	2/4/19	608	—
NZD	4,776,000	USD	3,306,425	Citibank, N.A.	2/4/19	—	(5,253)
NZD	9,854,000	USD	6,821,924	Citibank, N.A.	2/4/19	—	(10,838)
USD	7,020,375	AUD	9,650,000	Citibank, N.A.	2/4/19	5,790	—
USD	42,623,082	BRL	155,655,234	Standard Chartered Bank	2/4/19	—	(54,927)
USD	28,639,558	BRL	106,353,000	Standard Chartered Bank	2/4/19	—	(520,619)
USD	13,253,289	BRL	49,302,234	UBS AG	2/4/19	—	(264,543)
USD	1,060,585	COP	3,304,465,000	Bank of America, N.A.	2/4/19	—	(3,655)
USD	2,236,689	COP	6,968,851,000	Bank of America, N.A.	2/4/19	—	(7,708)
USD	12,604,985	COP	39,273,353,000	JPMorgan Chase Bank, N.A.	2/4/19	—	(43,437)
USD	172,027	COP	550,137,000	Standard Chartered Bank	2/4/19	—	(5,151)
USD	12,711,768	COP	39,606,056,000	Standard Chartered Bank	2/4/19	—	(43,805)
USD	27,288,280	COP	88,602,588,000	Standard Chartered Bank	2/4/19	—	(1,247,175)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	19,878	EUR	17,356	Standard Chartered Bank	2/4/19	$12	$—
USD	500,167	EUR	437,247	UBS AG	2/4/19	—	(306)
USD	3,121,140	NZD	4,776,000	Australia and New Zealand Banking Group Limited	2/4/19	—	(180,032)
USD	6,439,638	NZD	9,854,000	Australia and New Zealand Banking Group Limited	2/4/19	—	(371,448)
EUR	1,732,180	RSD	205,731,000	Citibank, N.A.	2/5/19	—	(5,687)
EUR	3,170,957	RSD	376,326,000	Citibank, N.A.	2/5/19	—	(7,622)
EUR	9,992,005	RSD	1,187,250,000	Citibank, N.A.	2/5/19	—	(37,634)
RSD	1,769,307,000	EUR	14,956,103	Citibank, N.A.	2/5/19	—	(18,841)
COP	26,888,610,000	USD	8,445,260	UBS AG	2/6/19	213,769	—
EUR	437,247	USD	500,293	UBS AG	2/7/19	305	—
USD	13,263,717	EUR	11,363,900	UBS AG	2/7/19	253,340	—
USD	653,776	EUR	560,133	UBS AG	2/7/19	12,487	—
USD	510,346	EUR	437,247	UBS AG	2/7/19	9,748	—
USD	120,360	EUR	103,121	UBS AG	2/7/19	2,299	—
USD	10,213,633	EUR	9,005,619	UBS AG	2/7/19	—	(96,780)
USD	7,046,706	ZAR	101,454,000	Barclays Bank PLC	2/7/19	—	(599,686)
TRY	221,220,000	USD	41,693,995	Standard Chartered Bank	2/8/19	951,317	—
TRY	16,855,000	USD	3,096,752	Standard Chartered Bank	2/8/19	152,443	—
USD	223,023	COP	713,416,000	Standard Chartered Bank	2/8/19	—	(6,701)
USD	35,474,763	COP	115,326,273,000	Standard Chartered Bank	2/8/19	—	(1,660,930)
AUD	16,608,561	USD	12,128,069	Australia and New Zealand Banking Group Limited	2/11/19	—	(54,143)
EUR	2,222,326	RSD	263,879,000	Citibank, N.A.	2/11/19	—	(5,354)
ILS	229,130,000	USD	62,958,180	JPMorgan Chase Bank, N.A.	2/11/19	96,503	—
TRY	41,044,000	USD	7,722,538	Goldman Sachs International	2/11/19	176,329	—
TRY	18,406,000	USD	3,326,376	Standard Chartered Bank	2/11/19	215,836	—
UGX	2,576,770,000	USD	629,248	Citibank, N.A.	2/11/19	72,270	—
USD	2,202,545	COP	6,968,851,000	Bank of America, N.A.	2/11/19	—	(41,173)
USD	31,573,259	COP	101,204,649,000	Standard Chartered Bank	2/11/19	—	(1,010,967)
USD	5,294,737	ILS	19,617,000	JPMorgan Chase Bank, N.A.	2/11/19	—	(103,700)
USD	56,147,126	ILS	209,513,000	JPMorgan Chase Bank, N.A.	2/11/19	—	(1,509,121)
USD	13,586,200	NZD	20,000,000	Australia and New Zealand Banking Group Limited	2/11/19	—	(240,202)
SEK	94,654,000	EUR	9,220,099	Citibank, N.A.	2/12/19	—	(92,902)
USD	3,751,567	ZAR	51,760,000	Citibank, N.A.	2/12/19	—	(147,282)
CZK	45,728,000	EUR	1,765,850	Citibank, N.A.	2/13/19	9,753	—
USD	20,505,088	NZD	30,173,000	HSBC Bank USA, N.A.	2/13/19	—	(355,062)
USD	4,764,054	ZAR	68,680,400	Goldman Sachs International	2/13/19	—	(408,736)
COP	67,110,228,770	USD	20,560,543	UBS AG	2/14/19	1,043,843	—
EUR	808,310	RON	3,900,500	Deutsche Bank AG	2/14/19	—	(16,326)
EUR	1,346,600	RON	6,496,000	Deutsche Bank AG	2/14/19	—	(26,710)
EUR	1,078,112	RON	5,202,000	Standard Chartered Bank	2/14/19	—	(21,671)
EUR	1,207,993	USD	1,382,005	Deutsche Bank AG	2/14/19	1,823	—
EUR	5,559,680	USD	6,369,614	Deutsche Bank AG	2/14/19	—	(672)
EUR	3,363,823	USD	3,868,581	Deutsche Bank AG	2/14/19	—	(15,123)
NOK	57,763,000	EUR	5,929,458	The Toronto-Dominion Bank	2/14/19	59,588	—
OMR	3,857,700	USD	10,000,000	BNP Paribas	2/14/19	18,810	—
OMR	3,662,300	USD	9,496,927	BNP Paribas	2/14/19	14,411	—
UGX	3,610,435,000	USD	929,806	Standard Chartered Bank	2/14/19	52,367	—
USD	26,867,859	EUR	22,943,000	Deutsche Bank AG	2/14/19	585,296	—
USD	25,386,390	EUR	21,779,675	Deutsche Bank AG	2/14/19	436,484	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	23,619,071	OMR	9,685,000	BNP Paribas	2/14/19	$—	$(1,533,787)
UGX	3,647,801,000	USD	931,750	Standard Chartered Bank	2/15/19	60,333	—
ARS	285,000,000	USD	7,370,054	BNP Paribas	2/19/19	149,876	—
EUR	8,366,162	RON	40,350,000	JPMorgan Chase Bank, N.A.	2/19/19	—	(158,661)
EUR	1,899,705	RSD	225,628,000	JPMorgan Chase Bank, N.A.	2/19/19	—	(3,636)
EUR	2,579,490	RSD	306,366,000	JPMorgan Chase Bank, N.A.	2/19/19	—	(4,937)
SEK	98,598,000	EUR	9,604,279	Citibank, N.A.	2/19/19	—	(97,251)
TRY	58,188,000	USD	10,480,548	Standard Chartered Bank	2/19/19	667,608	—
USD	10,292,056	ARS	394,288,662	BNP Paribas	2/19/19	—	(111,535)
USD	13,897,703	ARS	532,421,000	BNP Paribas	2/19/19	—	(150,609)
USD	7,092,875	ZAR	97,676,500	Citibank, N.A.	2/19/19	—	(258,719)
AUD	20,552,614	USD	15,035,573	Australia and New Zealand Banking Group Limited	2/20/19	—	(92,325)
EUR	10,788,808	RON	52,056,000	BNP Paribas	2/20/19	—	(208,460)
EUR	7,548,995	RON	36,439,000	Deutsche Bank AG	2/20/19	—	(149,508)
USD	7,673,395	NZD	11,191,498	Australia and New Zealand Banking Group Limited	2/20/19	—	(65,096)
USD	10,602,129	NZD	15,463,000	Australia and New Zealand Banking Group Limited	2/20/19	—	(89,941)
EUR	5,291,500	USD	6,016,515	Goldman Sachs International	2/21/19	48,789	—
EUR	28,147,100	USD	32,218,859	Goldman Sachs International	2/21/19	44,341	—
EUR	8,684,032	USD	9,929,957	Goldman Sachs International	2/21/19	23,988	—
EUR	3,395,190	USD	3,880,498	Goldman Sachs International	2/21/19	11,188	—
EUR	725,959	USD	821,626	Goldman Sachs International	2/21/19	10,494	—
EUR	1,037,893	USD	1,184,849	Goldman Sachs International	2/21/19	4,821	—
EUR	821,289	USD	939,391	Goldman Sachs International	2/21/19	2,000	—
EUR	484,691	USD	554,383	Goldman Sachs International	2/21/19	1,188	—
EUR	312,246	USD	357,465	Goldman Sachs International	2/21/19	442	—
EUR	148,076	USD	169,549	Goldman Sachs International	2/21/19	181	—
EUR	139,090	USD	159,995	Goldman Sachs International	2/21/19	—	(565)
EUR	496,386	USD	571,663	Goldman Sachs International	2/21/19	—	(2,688)
EUR	2,108,784	USD	2,420,230	Goldman Sachs International	2/21/19	—	(3,068)
EUR	1,852,000	USD	2,131,559	Goldman Sachs International	2/21/19	—	(8,732)
EUR	3,700,000	USD	4,258,515	Goldman Sachs International	2/21/19	—	(17,444)
EUR	6,589,000	USD	7,724,746	Goldman Sachs International	2/21/19	—	(172,201)
USD	79,675,833	EUR	67,961,338	Goldman Sachs International	2/21/19	1,776,148	—
USD	43,182,830	EUR	36,833,790	Goldman Sachs International	2/21/19	962,639	—
USD	6,133,508	EUR	5,231,717	Goldman Sachs International	2/21/19	136,729	—
USD	56,260	EUR	47,989	Goldman Sachs International	2/21/19	1,254	—
USD	2,800,056	EUR	2,446,500	Goldman Sachs International	2/21/19	—	(4,209)
USD	2,781,053	EUR	2,432,111	Goldman Sachs International	2/21/19	—	(6,718)
USD	10,048,852	EUR	8,875,000	Goldman Sachs International	2/21/19	—	(123,987)
EUR	7,553,599	RON	36,465,000	Citibank, N.A.	2/22/19	—	(148,609)
EUR	2,722,112	RON	13,043,000	Deutsche Bank AG	2/22/19	—	(29,885)
EUR	6,741,795	RON	32,559,500	Deutsche Bank AG	2/22/19	—	(135,895)
EUR	2,890,713	USD	3,296,468	Deutsche Bank AG	2/22/19	17,249	—
EUR	2,461,347	USD	2,815,304	Deutsche Bank AG	2/22/19	6,217	—
EUR	4,435,552	USD	5,083,187	Deutsche Bank AG	2/22/19	1,428	—
USD	251,078	EUR	220,043	Deutsche Bank AG	2/22/19	—	(1,164)
USD	3,063,692	EUR	2,685,000	Deutsche Bank AG	2/22/19	—	(14,209)
USD	8,523,843	EUR	7,470,240	Deutsche Bank AG	2/22/19	—	(39,532)
USD	12,173,417	EUR	10,668,703	Deutsche Bank AG	2/22/19	—	(56,459)
USD	78,585,650	EUR	68,871,950	Deutsche Bank AG	2/22/19	—	(364,469)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	9,982,658	ZAR	138,396,000	Credit Agricole Corporate and Investment Bank	2/22/19	$—	$(430,074)
EUR	1,899,705	RSD	225,761,000	JPMorgan Chase Bank, N.A.	2/25/19	—	(3,802)
GBP	32,460,000	USD	42,010,219	Citibank, N.A.	2/25/19	610,051	—
UGX	7,669,473,000	USD	2,058,643	Citibank, N.A.	2/25/19	21,861	—
USD	42,450,539	GBP	32,460,000	Citibank, N.A.	2/25/19	—	(169,731)
USD	116,207	NZD	171,000	Citibank, N.A.	2/25/19	—	(2,046)
USD	5,603,775	NZD	8,246,000	Citibank, N.A.	2/25/19	—	(98,664)
USD	7,902,765	MYR	33,160,000	Goldman Sachs International	2/26/19	—	(214,490)
USD	11,492,733	MYR	48,235,000	UBS AG	2/26/19	—	(314,739)
CNH	211,200,000	USD	30,741,016	Goldman Sachs International	2/28/19	752,755	—
CNH	61,380,000	USD	8,951,828	Goldman Sachs International	2/28/19	201,049	—
COP	69,967,700,000	USD	21,523,887	UBS AG	2/28/19	987,391	—
EUR	4,018,417	PLN	17,250,000	Citibank, N.A.	2/28/19	—	(28,678)
HUF	445,700,000	EUR	1,399,695	Goldman Sachs International	2/28/19	12,265	—
JPY	1,416,650,000	USD	12,587,130	Goldman Sachs International	2/28/19	442,801	—
THB	461,595,000	USD	14,004,703	Goldman Sachs International	2/28/19	778,141	—
THB	682,045,000	USD	20,710,078	Standard Chartered Bank	2/28/19	1,132,803	—
UGX	3,654,323,000	USD	931,750	Standard Chartered Bank	2/28/19	58,800	—
USD	39,089,097	CNH	272,580,000	Goldman Sachs International	2/28/19	—	(1,557,551)
USD	94,651,339	EUR	80,409,935	JPMorgan Chase Bank, N.A.	2/28/19	2,428,193	—
USD	10,031,840	KRW	11,293,845,000	Deutsche Bank AG	2/28/19	—	(126,437)
USD	11,991,078	KRW	13,500,755,000	Goldman Sachs International	2/28/19	—	(152,209)
USD	5,942,482	KRW	6,690,640,000	Standard Chartered Bank	2/28/19	—	(75,431)
USD	9,598,831	KRW	10,800,605,000	Standard Chartered Bank	2/28/19	—	(115,799)
USD	11,117,341	KRW	12,520,905,000	UBS AG	2/28/19	—	(144,618)
USD	2,610,328	NZD	3,801,508	Australia and New Zealand Banking Group Limited	2/28/19	—	(18,746)
USD	4,485,261	NZD	6,532,035	Australia and New Zealand Banking Group Limited	2/28/19	—	(32,211)
USD	8,943,872	ZAR	122,155,400	BNP Paribas	2/28/19	—	(240,586)
AUD	9,065,179	USD	6,644,459	Australia and New Zealand Banking Group Limited	3/4/19	—	(52,170)
ILS	224,630,000	USD	60,953,802	Goldman Sachs International	3/4/19	943,940	—
USD	59,921,307	ILS	224,630,000	Goldman Sachs International	3/4/19	—	(1,976,435)
USD	6,645,593	NZD	9,673,000	Australia and New Zealand Banking Group Limited	3/4/19	—	(44,739)
USD	32,530,695	PHP	1,709,488,000	Deutsche Bank AG	3/4/19	—	(199,307)
COP	3,931,241,000	USD	1,223,923	BNP Paribas	3/5/19	40,651	—
USD	8,257,810	SGD	11,272,943	Deutsche Bank AG	3/5/19	—	(121,504)
BRL	106,353,000	USD	28,582,985	Standard Chartered Bank	3/6/19	530,495	—
BRL	49,302,234	USD	13,227,332	UBS AG	3/6/19	268,852	—
COP	26,888,609,000	USD	8,430,352	Credit Agricole Corporate and Investment Bank	3/6/19	218,663	—
NZD	1,600,000	USD	1,084,848	Australia and New Zealand Banking Group Limited	3/6/19	21,835	—
USD	10,261,014	NZD	14,770,000	Australia and New Zealand Banking Group Limited	3/6/19	44,952	—
EUR	146,398	USD	168,607	Standard Chartered Bank	3/7/19	—	(599)
USD	31,577,493	EUR	26,408,438	Standard Chartered Bank	3/7/19	1,270,972	—
USD	4,304,646	EUR	3,600,000	Standard Chartered Bank	3/7/19	173,259	—
USD	987,106	EUR	863,443	Standard Chartered Bank	3/7/19	—	(3,788)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AUD	24,139,230	USD	17,424,903	Australia and New Zealand Banking Group Limited	3/11/19	$131,022	$—
THB	781,729,902	USD	23,895,152	Deutsche Bank AG	3/11/19	1,147,348	—
THB	128,608,259	USD	3,926,250	JPMorgan Chase Bank, N.A.	3/11/19	193,679	—
THB	89,661,839	USD	2,736,763	Standard Chartered Bank	3/11/19	135,529	—
USD	17,425,984	NZD	25,320,000	Australia and New Zealand Banking Group Limited	3/11/19	—	(88,941)
USD	25,006,174	OMR	10,125,000	Standard Chartered Bank	3/11/19	—	(1,279,423)
USD	24,996,914	OMR	10,125,000	Standard Chartered Bank	3/11/19	—	(1,288,683)
USD	23,895,152	THB	781,729,902	Deutsche Bank AG	3/11/19	—	(1,147,348)
USD	3,926,250	THB	128,608,259	JPMorgan Chase Bank, N.A.	3/11/19	—	(193,679)
USD	21,771,410	THB	713,274,945	Standard Chartered Bank	3/11/19	—	(1,078,154)
AUD	47,176,000	USD	34,057,723	Standard Chartered Bank	3/12/19	252,789	—
EGP	69,370,000	USD	3,626,242	HSBC Bank USA, N.A.	3/12/19	251,649	—
USD	35,127,815	NZD	50,954,000	Standard Chartered Bank	3/12/19	—	(119,914)
COP	41,318,127,000	USD	12,924,840	Credit Agricole Corporate and Investment Bank	3/13/19	362,095	—
COP	42,051,763,000	USD	13,188,572	Goldman Sachs International	3/13/19	334,282	—
USD	152,304,239	EUR	129,747,616	Standard Chartered Bank	3/14/19	3,311,594	—
USD	15,886,864	KRW	17,851,275,000	JPMorgan Chase Bank, N.A.	3/14/19	—	(177,140)
USD	13,905,566	KRW	15,631,525,000	Standard Chartered Bank	3/14/19	—	(160,929)
AUD	31,086,136	USD	22,416,928	Australia and New Zealand Banking Group Limited	3/15/19	192,530	—
USD	4,132,716	NZD	6,000,000	Australia and New Zealand Banking Group Limited	3/15/19	—	(18,057)
USD	17,756,214	NZD	25,779,000	Australia and New Zealand Banking Group Limited	3/15/19	—	(77,583)
EGP	7,704,000	USD	407,403	Deutsche Bank AG	3/18/19	22,518	—
TRY	96,546,000	USD	17,415,225	Standard Chartered Bank	3/18/19	808,758	—
USD	15,240,365	KZT	5,821,819,426	Goldman Sachs International	3/18/19	20,846	—
USD	942,302	KZT	360,430,574	Goldman Sachs International	3/18/19	57	—
USD	7,166,593	NZD	10,409,085	Deutsche Bank AG	3/18/19	—	(34,779)
USD	23,507,962	NZD	34,144,033	Deutsche Bank AG	3/18/19	—	(114,083)
COP	18,000,504,000	USD	5,610,780	UBS AG	3/20/19	176,236	—
USD	1,437,930	COP	4,546,921,000	Citibank, N.A.	3/20/19	—	(23,868)
USD	479,102	NZD	699,000	The Toronto-Dominion Bank	3/20/19	—	(4,510)
USD	25,225,144	NZD	36,803,000	The Toronto-Dominion Bank	3/20/19	—	(237,441)
USD	84,101,181	EUR	72,337,013	JPMorgan Chase Bank, N.A.	3/21/19	982,575	—
USD	6,851,747	EUR	5,893,317	JPMorgan Chase Bank, N.A.	3/21/19	80,051	—
EUR	17,994,452	RON	84,975,200	Citibank, N.A.	3/22/19	166,818	—
EGP	51,853,000	USD	2,772,888	Bank of America, N.A.	3/25/19	114,944	—
EGP	51,826,000	USD	2,772,927	Bank of America, N.A.	3/25/19	113,401	—
EUR	1,521,687	RSD	181,309,000	Citibank, N.A.	3/25/19	—	(3,057)
NZD	8,543,000	USD	5,794,162	HSBC Bank USA, N.A.	3/25/19	116,978	—
USD	5,884,248	NZD	8,543,000	HSBC Bank USA, N.A.	3/25/19	—	(26,892)
USD	22,931,722	OMR	9,138,750	Standard Chartered Bank	3/27/19	—	(786,153)
USD	84,596,670	EUR	73,809,101	Standard Chartered Bank	3/28/19	—	(266,649)
NZD	1,861,488	USD	1,280,051	BNP Paribas	3/29/19	8,064	—
USD	382,250	NZD	557,524	BNP Paribas	3/29/19	—	(3,546)
USD	20,119,531	NZD	29,345,017	BNP Paribas	3/29/19	—	(186,656)
EUR	6,733,065	RON	32,205,594	Citibank, N.A.	4/1/19	—	(27,986)
CNH	81,309,000	USD	11,856,253	Goldman Sachs International	4/3/19	268,657	—
THB	408,010,000	USD	12,531,020	Goldman Sachs International	4/3/19	547,549	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
THB	613,980,000	USD	18,859,776	Standard Chartered Bank	4/3/19	$821,065	$—
USD	11,778,109	CNH	81,309,000	Goldman Sachs International	4/3/19	—	(346,801)
EUR	23,203,710	USD	26,662,919	Goldman Sachs International	4/4/19	32,707	—
EUR	467,071	USD	536,701	Goldman Sachs International	4/4/19	658	—
USD	5,329,433	EUR	4,638,000	Goldman Sachs International	4/4/19	—	(6,538)
USD	26,662,919	EUR	23,203,710	Goldman Sachs International	4/4/19	—	(32,707)
USD	69,230,921	EUR	60,249,000	Goldman Sachs International	4/4/19	—	(84,924)
USD	6,795,101	EUR	5,904,830	Standard Chartered Bank	4/4/19	1,656	—
USD	6,686,520	MYR	27,505,000	Goldman Sachs International	4/4/19	—	(55,621)
USD	9,030,625	OMR	3,568,000	BNP Paribas	4/8/19	—	(227,469)
AUD	25,684,000	USD	18,347,751	Australia and New Zealand Banking Group Limited	4/9/19	338,860	—
USD	5,472,795	NZD	8,084,967	Australia and New Zealand Banking Group Limited	4/9/19	—	(122,955)
USD	13,538,200	NZD	20,000,000	Australia and New Zealand Banking Group Limited	4/9/19	—	(304,158)
EUR	1,900,000	USD	2,192,828	Goldman Sachs International	4/11/19	—	(5,608)
EUR	6,462,000	USD	7,457,923	Goldman Sachs International	4/11/19	—	(19,073)
EUR	49,033,000	USD	56,589,966	Goldman Sachs International	4/11/19	—	(144,724)
NOK	240,632,000	EUR	24,553,509	State Street Bank and Trust Company	4/11/19	350,586	—
SEK	244,385,000	EUR	23,897,088	State Street Bank and Trust Company	4/11/19	—	(356,898)
UGX	1,574,165,000	USD	400,857	Standard Chartered Bank	4/11/19	22,657	—
USD	106,959,961	EUR	93,474,000	Standard Chartered Bank	4/11/19	—	(644,357)
SEK	167,262,000	EUR	16,337,969	Morgan Stanley & Co. International PLC	4/15/19	—	(224,459)
SEK	46,177,000	EUR	4,505,356	State Street Bank and Trust Company	4/15/19	—	(56,022)
UGX	4,108,992,000	USD	1,087,035	Citibank, N.A.	4/15/19	17,570	—
USD	5,378,689	KRW	6,012,030,000	JPMorgan Chase Bank, N.A.	4/15/19	—	(36,898)
USD	5,888,729	KRW	6,582,126,551	JPMorgan Chase Bank, N.A.	4/15/19	—	(40,397)
USD	7,787,057	KRW	8,699,700,000	JPMorgan Chase Bank, N.A.	4/15/19	—	(49,561)
USD	8,525,331	KRW	9,524,500,000	JPMorgan Chase Bank, N.A.	4/15/19	—	(54,260)
EGP	62,751,800	USD	3,304,466	HSBC Bank USA, N.A.	4/16/19	169,481	—
EUR	113,373	USD	131,092	Citibank, N.A.	4/16/19	—	(526)
MAD	97,450,000	USD	10,204,188	Societe Generale	4/16/19	—	(34,701)
SEK	98,598,000	EUR	9,610,554	The Toronto-Dominion Bank	4/16/19	—	(108,911)
USD	207,573	EUR	179,516	Citibank, N.A.	4/16/19	832	—
USD	81,500	EUR	70,484	Citibank, N.A.	4/16/19	327	—
USD	49,593	EUR	42,889	Citibank, N.A.	4/16/19	199	—
USD	1,402,982	EUR	1,222,222	Goldman Sachs International	4/16/19	—	(4,595)
EGP	79,595,000	USD	4,191,417	Citibank, N.A.	4/17/19	213,828	—
EGP	26,265,000	USD	1,390,418	Citibank, N.A.	4/18/19	62,861	—
EGP	60,700,000	USD	3,316,034	HSBC Bank USA, N.A.	4/18/19	42,581	—
EUR	2,963,590	USD	3,407,299	Citibank, N.A.	4/18/19	6,307	—
UGX	3,849,800,000	USD	1,022,523	Citibank, N.A.	4/18/19	11,787	—
COP	18,191,312,000	USD	5,788,158	Credit Agricole Corporate and Investment Bank	4/22/19	52,550	—
EGP	25,020,000	USD	1,325,282	Citibank, N.A.	4/22/19	57,675	—
EGP	17,959,200	USD	952,743	Citibank, N.A.	4/23/19	39,678	—
EGP	48,993,000	USD	2,600,478	Standard Chartered Bank	4/23/19	106,862	—
NOK	197,130,000	EUR	20,146,863	State Street Bank and Trust Company	4/23/19	237,717	—
TWD	386,780,000	USD	13,360,276	Goldman Sachs International	4/24/19	—	(700,452)
USD	9,031,150	OMR	3,567,756	Standard Chartered Bank	4/24/19	—	(224,149)
USD	13,720,468	TWD	386,780,000	JPMorgan Chase Bank, N.A.	4/24/19	1,060,644	—
EUR	1,244,354	RON	5,951,000	Goldman Sachs International	4/25/19	—	(1,278)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
UGX	3,915,920,000	USD	997,356	Citibank, N.A.	4/25/19	$53,255	$—
NOK	141,528,000	EUR	14,528,030	Barclays Bank PLC	4/29/19	92,707	—
SEK	219,131,000	EUR	21,240,313	State Street Bank and Trust Company	4/29/19	—	(107,281)
AUD	1,377,510	USD	988,370	Citibank, N.A.	4/30/19	14,129	—
EUR	1,159,199	RON	5,579,000	Citibank, N.A.	4/30/19	—	(8,986)
EUR	10,468,502	RON	50,550,304	Citibank, N.A.	4/30/19	—	(121,526)
EUR	1,768,291	USD	2,033,764	Citibank, N.A.	4/30/19	5,102	—
NOK	114,722,000	USD	13,561,803	Citibank, N.A.	4/30/19	91,057	—
TWD	302,000,000	USD	10,392,292	Citibank, N.A.	4/30/19	—	(503,092)
TWD	300,985,000	USD	10,359,146	Deutsche Bank AG	4/30/19	—	(503,184)
USD	14,281,013	EUR	12,400,803	Citibank, N.A.	4/30/19	—	(17,301)
USD	8,860,216	EUR	7,703,664	Citibank, N.A.	4/30/19	—	(22,226)
USD	13,502,526	EUR	11,740,000	Citibank, N.A.	4/30/19	—	(33,872)
USD	55,798,286	EUR	48,451,994	Citibank, N.A.	4/30/19	—	(67,598)
USD	12,684,730	KRW	14,225,290,000	Goldman Sachs International	4/30/19	—	(135,865)
USD	21,464,870	KRW	24,098,610,000	JPMorgan Chase Bank, N.A.	4/30/19	—	(254,090)
USD	2,952,102	NZD	4,313,510	Citibank, N.A.	4/30/19	—	(34,403)
USD	8,852,997	NZD	12,935,697	Citibank, N.A.	4/30/19	—	(103,172)
USD	9,469,166	TWD	274,085,000	Bank of America, N.A.	4/30/19	494,062	—
USD	11,360,967	TWD	328,900,000	Standard Chartered Bank	4/30/19	590,909	—
USD	10,347,126	NZD	15,138,000	Citibank, N.A.	5/1/19	—	(134,006)
USD	21,343,596	NZD	31,226,000	Citibank, N.A.	5/1/19	—	(276,421)
EUR	11,180,353	RON	53,697,000	The Toronto-Dominion Bank	5/2/19	—	(56,953)
EUR	10,668,703	USD	12,368,270	UBS AG	5/2/19	—	(65,016)
USD	35,812,202	EUR	30,891,122	UBS AG	5/2/19	188,254	—
AUD	9,650,000	USD	7,029,446	Citibank, N.A.	5/6/19	—	(5,983)
CNH	15,835,000	USD	2,309,689	Morgan Stanley & Co. International PLC	5/6/19	51,541	—
CNH	107,275,000	USD	15,655,556	Standard Chartered Bank	5/6/19	340,716	—
EUR	14,818,317	RSD	1,769,307,000	Citibank, N.A.	5/6/19	—	(1,663)
USD	2,272,956	CNH	15,835,000	Morgan Stanley & Co. International PLC	5/6/19	—	(88,275)
USD	15,455,355	CNH	107,275,000	Standard Chartered Bank	5/6/19	—	(540,917)
USD	6,833,650	NZD	9,854,000	Citibank, N.A.	5/6/19	10,444	—
USD	3,312,108	NZD	4,776,000	Citibank, N.A.	5/6/19	5,062	—
USD	22,508,215	EUR	19,428,422	Standard Chartered Bank	5/9/19	89,913	—
USD	10,658,384	EUR	9,200,000	Standard Chartered Bank	5/9/19	42,577	—
USD	3,352,944	EUR	2,894,162	Standard Chartered Bank	5/9/19	13,394	—
USD	2,842,277	EUR	2,453,369	Standard Chartered Bank	5/9/19	11,354	—
EGP	52,767,000	USD	2,912,086	Citibank, N.A.	5/13/19	—	(11,880)
USD	27,447,418	EUR	23,897,244	JPMorgan Chase Bank, N.A.	5/16/19	—	(143,748)
UGX	3,552,763,000	USD	916,842	Standard Chartered Bank	5/20/19	31,404	—
USD	1,423,819	GHS	7,532,000	JPMorgan Chase Bank, N.A.	5/22/19	—	(29,697)
USD	689,338	GHS	3,669,000	ICBC Standard Bank plc	5/23/19	—	(18,417)
USD	569,533	GHS	3,047,000	JPMorgan Chase Bank, N.A.	5/23/19	—	(18,238)
USD	1,378,605	GHS	7,410,000	ICBC Standard Bank plc	5/24/19	—	(50,222)
USD	1,723,277	GHS	9,254,000	ICBC Standard Bank plc	5/28/19	—	(58,264)
USD	17,101,391	OMR	6,858,000	Standard Chartered Bank	5/28/19	—	(679,495)
EGP	38,275,000	USD	1,972,938	Deutsche Bank AG	5/30/19	120,434	—
USD	280,917	GHS	1,531,000	JPMorgan Chase Bank, N.A.	5/31/19	—	(13,471)
EUR	14,279,606	RON	68,802,000	BNP Paribas	6/3/19	—	(70,294)
USD	561,738	GHS	3,039,000	Standard Chartered Bank	6/3/19	—	(21,918)
USD	702,186	GHS	3,855,000	Standard Chartered Bank	6/4/19	—	(37,892)
USD	847,965	GHS	4,791,000	JPMorgan Chase Bank, N.A.	6/6/19	—	(71,073)
USD	847,965	GHS	4,791,000	JPMorgan Chase Bank, N.A.	6/6/19	—	(71,073)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	544,602	GHS	3,077,000	Standard Chartered Bank	6/6/19	$—	$(45,646)
USD	847,943	GHS	4,740,000	JPMorgan Chase Bank, N.A.	6/7/19	—	(60,949)
USD	1,413,417	GHS	7,901,000	JPMorgan Chase Bank, N.A.	6/10/19	—	(99,788)
MAD	99,050,000	USD	10,334,718	Credit Agricole Corporate and Investment Bank	6/13/19	—	(32,266)
UGX	3,554,626,000	USD	920,888	Standard Chartered Bank	6/14/19	22,796	—
EGP	9,793,000	USD	501,948	Deutsche Bank AG	6/17/19	30,893	—
JPY	585,775,000	USD	5,465,798	UBS AG	6/17/19	—	(29,018)
USD	1,413,309	GHS	7,752,000	JPMorgan Chase Bank, N.A.	6/17/19	—	(67,238)
BHD	3,583,000	USD	9,477,332	BNP Paribas	6/19/19	9,806	—
USD	13,810,198	BHD	5,267,900	BNP Paribas	6/19/19	—	(138,251)
USD	827,355	GHS	4,567,000	Standard Chartered Bank	6/19/19	—	(44,201)
USD	6,706,021	BHD	2,556,000	Standard Chartered Bank	6/20/19	—	(61,737)
USD	827,355	GHS	4,567,000	Standard Chartered Bank	6/20/19	—	(43,855)
USD	13,412,844	BHD	5,117,000	Standard Chartered Bank	6/24/19	—	(135,359)
USD	565,319	GHS	3,146,000	JPMorgan Chase Bank, N.A.	6/24/19	—	(33,869)
USD	565,381	GHS	3,152,000	JPMorgan Chase Bank, N.A.	6/24/19	—	(34,950)
USD	14,777,487	BHD	5,645,000	BNP Paribas	6/25/19	—	(168,542)
USD	3,701,348	BHD	1,414,100	Standard Chartered Bank	6/25/19	—	(42,705)
UGX	3,964,490,000	USD	997,356	Citibank, N.A.	6/26/19	52,451	—
USD	1,033,898	GHS	5,795,000	ICBC Standard Bank plc	6/27/19	—	(68,512)
CNH	48,400,000	USD	7,060,746	Citibank, N.A.	6/28/19	154,836	—
CNH	125,039,000	USD	18,235,500	Deutsche Bank AG	6/28/19	405,597	—
CNH	60,846,000	USD	8,821,457	Deutsche Bank AG	6/28/19	249,602	—
CNH	40,396,125	USD	5,888,648	Goldman Sachs International	6/28/19	133,698	—
CNH	247,075,000	USD	35,966,955	Standard Chartered Bank	6/28/19	867,545	—
CNH	133,356,875	USD	19,459,351	Standard Chartered Bank	6/28/19	421,794	—
CNH	133,310,000	USD	19,601,702	Standard Chartered Bank	6/28/19	272,454	—
CNH	9,200,000	USD	1,352,593	Standard Chartered Bank	6/28/19	18,963	—
CNY	92,772,000	USD	13,366,953	Standard Chartered Bank	6/28/19	444,416	—
USD	6,988,463	CNH	48,400,000	Citibank, N.A.	6/28/19	—	(227,118)
USD	15,655,577	CNH	104,000,000	Deutsche Bank AG	6/28/19	151,022	—
USD	11,790,497	CNH	81,885,000	Deutsche Bank AG	6/28/19	—	(417,104)
USD	5,829,756	CNH	40,396,125	Goldman Sachs International	6/28/19	—	(192,590)
USD	23,626,680	CNH	157,000,000	Standard Chartered Bank	6/28/19	220,765	—
USD	15,400,040	CNH	102,300,000	Standard Chartered Bank	6/28/19	148,924	—
USD	13,986,164	CNH	97,168,875	Standard Chartered Bank	6/28/19	—	(499,992)
USD	37,381,257	CNH	259,245,000	Standard Chartered Bank	6/28/19	—	(1,267,574)
OMR	4,559,000	USD	11,783,407	BNP Paribas	7/3/19	29,543	—
USD	20,224,994	OMR	8,270,000	BNP Paribas	7/3/19	—	(1,203,628)
USD	20,000,000	OMR	8,146,000	Standard Chartered Bank	7/3/19	—	(1,107,322)
UGX	15,268,279,000	USD	3,965,787	Standard Chartered Bank	7/8/19	66,995	—
UGX	4,057,180,000	USD	1,052,719	Standard Chartered Bank	7/8/19	18,896	—
USD	1,405,810	GHS	7,985,000	JPMorgan Chase Bank, N.A.	7/9/19	—	(106,048)
UGX	16,955,721,000	USD	4,382,456	Citibank, N.A.	7/10/19	94,127	—
USD	1,405,714	GHS	7,872,000	JPMorgan Chase Bank, N.A.	7/12/19	—	(82,993)
OMR	3,685,000	USD	9,541,688	BNP Paribas	7/15/19	4,659	—
USD	9,008,679	OMR	3,685,000	BNP Paribas	7/15/19	—	(537,668)
AED	48,351,000	USD	13,157,451	BNP Paribas	7/17/19	2,881	—
AED	51,624,000	USD	14,048,111	Standard Chartered Bank	7/17/19	3,076	—
OMR	6,903,000	USD	17,878,788	BNP Paribas	7/17/19	3,486	—
USD	13,060,778	AED	48,351,000	BNP Paribas	7/17/19	—	(99,554)
USD	13,940,752	AED	51,624,000	Standard Chartered Bank	7/17/19	—	(110,435)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	25,044,139	OMR	10,213,000	BNP Paribas	7/17/19	$—	$(1,412,715)
CNH	164,000,000	USD	23,756,754	Deutsche Bank AG	7/18/19	690,735	—
CNH	227,172,000	USD	32,909,170	Goldman Sachs International	7/18/19	955,372	—
CNH	168,000,000	USD	24,333,720	JPMorgan Chase Bank, N.A.	7/18/19	710,049	—
CNH	164,000,000	USD	23,766,511	Standard Chartered Bank	7/18/19	680,978	—
USD	24,217,366	CNH	164,000,000	Deutsche Bank AG	7/18/19	—	(230,123)
USD	9,491,215	CNH	64,172,000	Goldman Sachs International	7/18/19	—	(74,909)
USD	24,093,892	CNH	163,000,000	Goldman Sachs International	7/18/19	—	(204,526)
USD	24,844,721	CNH	168,000,000	JPMorgan Chase Bank, N.A.	7/18/19	—	(199,048)
USD	24,255,690	CNH	164,000,000	Standard Chartered Bank	7/18/19	—	(191,798)
JPY	9,278,859,202	USD	86,574,693	Standard Chartered Bank	7/22/19	—	(207,047)
MAD	35,347,000	USD	3,679,679	BNP Paribas	7/22/19	—	(11,296)
USD	7,637,087	CNH	51,810,000	Citibank, N.A.	7/22/19	—	(86,106)
USD	461,521	JPY	49,464,628	Standard Chartered Bank	7/22/19	1,104	—
EUR	24,137,137	USD	27,943,322	Standard Chartered Bank	8/1/19	107,499	—
JPY	3,078,086,798	USD	28,568,787	Standard Chartered Bank	8/1/19	105,585	—
USD	50,035,579	EUR	43,220,188	Standard Chartered Bank	8/1/19	—	(192,489)
OMR	12,921,000	USD	32,464,824	Standard Chartered Bank	8/14/19	988,127	—
USD	65,799,138	OMR	26,714,450	Standard Chartered Bank	8/14/19	—	(3,365,569)
OMR	10,079,000	USD	25,308,223	BNP Paribas	8/21/19	781,747	—
USD	11,828,938	OMR	4,799,000	BNP Paribas	8/21/19	—	(593,502)
USD	13,012,939	OMR	5,280,000	BNP Paribas	8/21/19	—	(654,592)
CNH	183,840,000	USD	26,343,770	Citibank, N.A.	8/27/19	1,055,447	—
CNH	2,148,381	USD	313,253	Citibank, N.A.	8/27/19	6,939	—
CNH	192,000,000	USD	27,502,829	Standard Chartered Bank	8/27/19	1,112,541	—
USD	26,840,474	CNH	185,988,381	Citibank, N.A.	8/27/19	—	(878,934)
USD	27,722,029	CNH	192,000,000	Standard Chartered Bank	8/27/19	—	(893,341)
EGP	90,320,000	USD	4,532,999	HSBC Bank USA, N.A.	9/4/19	272,396	—
EGP	3,920,000	USD	195,219	Deutsche Bank AG	9/9/19	13,049	—
MAD	35,314,000	USD	3,658,913	Societe Generale	9/13/19	—	(17,970)
USD	10,595,440	BHD	4,066,000	Credit Agricole Corporate and Investment Bank	9/18/19	—	(159,251)
USD	10,583,368	BHD	4,067,400	Credit Agricole Corporate and Investment Bank	9/18/19	—	(175,026)
MAD	50,000,000	USD	5,127,153	Credit Agricole Corporate and Investment Bank	9/19/19	23,379	—
USD	5,966,146	BHD	2,291,000	Bank of America, N.A.	9/19/19	—	(93,538)
USD	10,161,458	BHD	3,902,000	Bank of America, N.A.	9/19/19	—	(159,313)
USD	7,935,673	BHD	3,053,250	Credit Agricole Corporate and Investment Bank	9/23/19	—	(139,736)
USD	9,650,377	BHD	3,712,500	Standard Chartered Bank	9/25/19	—	(168,397)
USD	6,826,442	BHD	2,592,000	Credit Agricole Corporate and Investment Bank	9/30/19	—	(28,399)
USD	3,753,987	BHD	1,424,000	Standard Chartered Bank	9/30/19	—	(11,944)
XOF	1,077,245,994	EUR	1,578,845	Societe Generale	9/30/19	—	(6,650)
USD	5,792,247	BHD	2,226,250	Standard Chartered Bank	10/3/19	—	(95,096)
XOF	636,110,000	EUR	932,508	ICBC Standard Bank plc	10/4/19	—	(5,000)
BHD	1,016,000	USD	2,681,446	Standard Chartered Bank	10/7/19	5,236	—
BHD	1,016,000	USD	2,682,154	Standard Chartered Bank	10/7/19	4,528	—
BHD	1,218,000	USD	3,217,116	Standard Chartered Bank	10/7/19	3,730	—
BHD	1,040,000	USD	2,748,051	Standard Chartered Bank	10/7/19	2,096	—
USD	3,800,728	BHD	1,461,000	Standard Chartered Bank	10/7/19	—	(62,700)
USD	9,089,370	BHD	3,490,500	Standard Chartered Bank	10/7/19	—	(140,812)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	9,652,010	BHD	3,709,750	Standard Chartered Bank	10/7/19	$—	$(157,951)
USD	3,853,151	BHD	1,482,500	Bank of America, N.A.	10/15/19	—	(66,721)
AED	31,914,000	USD	8,681,247	Standard Chartered Bank	10/16/19	4,214	—
AED	11,286,000	USD	3,071,856	Standard Chartered Bank	10/16/19	—	(348)
USD	11,710,491	AED	43,200,000	Standard Chartered Bank	10/16/19	—	(46,478)
USD	10,582,236	BHD	4,067,600	Credit Agricole Corporate and Investment Bank	10/16/19	—	(172,748)
USD	2,769,990	BHD	1,067,000	Bank of America, N.A.	10/31/19	—	(50,671)
USD	3,836,968	BHD	1,478,000	Bank of America, N.A.	11/4/19	—	(69,984)
XOF	1,059,944,000	EUR	1,554,170	ICBC Standard Bank plc	11/5/19	—	(19,858)
MAD	48,765,000	USD	4,993,856	Credit Agricole Corporate and Investment Bank	12/20/19	—	(26,882)
AED	51,000,000	USD	13,875,663	Standard Chartered Bank	2/3/20	—	(1,452)
TRY	56,075,000	USD	12,210,125	Goldman Sachs International	2/3/20	—	(3,030,429)
TRY	75,000,000	USD	16,383,058	Goldman Sachs International	2/3/20	—	(4,105,265)
TRY	105,714,000	USD	23,012,321	Goldman Sachs International	2/3/20	—	(5,706,527)
TRY	22,380,694	USD	4,837,709	JPMorgan Chase Bank, N.A.	2/3/20	—	(1,173,902)
TRY	24,435,900	USD	5,260,689	JPMorgan Chase Bank, N.A.	2/3/20	—	(1,260,437)
USD	35,157,716	AED	129,626,500	Standard Chartered Bank	2/3/20	—	(106,311)
USD	47,022,367	TRY	238,615,000	Goldman Sachs International	2/3/20	7,960,161	—
USD	9,296,901	TRY	46,954,000	JPMorgan Chase Bank, N.A.	2/3/20	1,610,348	—
TRY	65,656,459	USD	14,248,363	Deutsche Bank AG	2/10/20	—	(3,524,766)
TRY	56,075,000	USD	12,196,846	Standard Chartered Bank	2/10/20	—	(3,038,178)
TRY	65,656,000	USD	14,263,741	Standard Chartered Bank	2/10/20	—	(3,540,219)
USD	46,457,938	AED	171,309,000	Standard Chartered Bank	2/10/20	—	(144,356)
USD	61,108,343	AED	225,318,683	Standard Chartered Bank	2/10/20	—	(186,553)
USD	13,012,119	TRY	66,030,000	Deutsche Bank AG	2/10/20	2,227,512	—
USD	24,106,664	TRY	122,269,000	Standard Chartered Bank	2/10/20	4,136,603	—
TRY	80,401,306	USD	17,459,567	Goldman Sachs International	2/14/20	—	(4,344,877)
TRY	83,851,541	USD	18,214,737	Standard Chartered Bank	2/14/20	—	(4,537,261)
USD	16,049,767	TRY	80,401,306	Goldman Sachs International	2/14/20	2,935,077	—
USD	16,600,142	TRY	84,595,000	Standard Chartered Bank	2/14/20	2,801,396	—
USD	7,349,695	BHD	2,830,000	Bank of America, N.A.	2/18/20	—	(124,350)
USD	3,505,583	BHD	1,350,000	Credit Agricole Corporate and Investment Bank	3/12/20	—	(58,325)
USD	4,750,977	OMR	1,884,000	Standard Chartered Bank	3/12/20	—	(93,332)
USD	3,787,879	OMR	1,500,000	Credit Agricole Corporate and Investment Bank	4/6/20	—	(65,975)
AED	14,203,000	USD	3,863,185	Standard Chartered Bank	5/21/20	—	(829)
USD	3,854,797	AED	14,203,000	Standard Chartered Bank	5/21/20	—	(7,559)
USD	4,904,943	OMR	1,935,000	Standard Chartered Bank	5/21/20	—	(59,393)
USD	4,940,466	OMR	1,946,000	Deutsche Bank AG	8/27/20	—	(36,536)

						$72,148,250	$(91,210,582)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
TOPIX Index	168	Long	3/7/19	$24,264,846	$(160,511)
Interest Rate Futures
5-Year USD Deliverable Interest Rate Swap	150	Short	3/18/19	(15,153,516)	(194,531)

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
10-Year USD Deliverable Interest Rate Swap	1,468	Short	3/18/19	$(150,997,562)	$(3,142,437)
Euro-Bobl	91	Short	3/7/19	(13,845,797)	(47,913)
IFLL 3-Month EURIBOR	4,039	Long	9/16/19	1,158,937,734	1,182,388
IFLL 3-Month EURIBOR	4,039	Short	9/14/20	(1,157,319,671)	(4,346,233)
U.S. 5-Year Treasury Note	898	Short	3/29/19	(103,143,719)	(1,725,844)
U.S. 2-Year Treasury Note	503	Short	3/29/19	(106,801,047)	(746,563)

					$(9,181,644)

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

TOPIX Index: Market capitalization-weighted stock index of all companies listed on the First Section of the Tokyo Stock Exchange.

Centrally Cleared Inflation Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)
EUR	13,634	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.57% (pays upon termination)	8/15/32	$(269,265)
EUR	13,669	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.59% (pays upon termination)	8/15/32	(311,470)
EUR	13,346	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	(344,758)
EUR	13,427	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.64% (pays upon termination)	10/15/32	(410,480)
EUR	13,634	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.77% (pays upon termination)	8/15/42	383,493
EUR	13,669	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.78% (pays upon termination)	8/15/42	398,223
EUR	13,346	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	467,288
EUR	13,427	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.85% (pays upon termination)	10/15/42	678,571
EUR	1,231	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.90% (pays upon termination)	8/4/47	68,507
USD	3,927	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.16% (pays upon termination)	8/4/47	46,476
USD	6,107	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	120,532
USD	6,072	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	98,149
USD	6,054	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	9/1/47	93,756
USD	5,275	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.22% (pays upon termination)	10/5/47	(12,143)

							$1,006,879

CPI-U (NSA)	-	Consumer Price Index All Urban Non-Seasonally Adjusted

HICP	-	Harmonised Indices of Consumer Prices

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts(Payments)	Unrealized Appreciation (Depreciation)
CZK	131,050	Pays	6-month CZK PRIBOR (pays semi-annually)	2.03% (pays annually)	7/27/22	$89,244	$—	$89,244
CZK	1,732,850	Pays	6-month CZK PRIBOR (pays semi-annually)	2.06% (pays annually)	7/30/22	1,167,372	—	1,167,372
CZK	1,728,656	Pays	6-month CZK PRIBOR (pays semi-annually)	2.07% (pays annually)	7/31/22	1,199,951	—	1,199,951
CZK	466,740	Pays	6-month CZK PRIBOR (pays semi-annually)	2.11% (pays annually)	8/3/22	218,131	—	218,131
CZK	571,790	Pays	6-month CZK PRIBOR (pays semi-annually)	2.08% (pays annually)	8/6/22	237,208	—	237,208
CZK	432,967	Pays	6-month CZK PRIBOR (pays semi-annually)	2.06% (pays annually)	8/16/22	146,256	—	146,256
CZK	991,560	Pays	6-month CZK PRIBOR (pays semi-annually)	2.11% (pays annually)	8/17/22	411,487	—	411,487
CZK	838,000	Pays	6-month CZK PRIBOR (pays semi-annually)	2.10% (pays annually)	8/18/22	336,527	—	336,527
CZK	279,334	Pays	6-month CZK PRIBOR (pays semi-annually)	2.13% (pays annually)	8/21/22	126,649	—	126,649
CZK	851,968	Pays	6-month CZK PRIBOR (pays semi-annually)	2.12% (pays annually)	8/21/22	367,822	—	367,822
CZK	203,582	Pays	6-month CZK PRIBOR (pays semi-annually)	2.17% (pays annually)	8/23/22	106,296	—	106,296
CZK	1,066,269	Pays	6-month CZK PRIBOR (pays semi-annually)	2.20% (pays annually)	8/23/22	616,784	—	616,784
CZK	612,740	Pays	6-month CZK PRIBOR (pays semi-annually)	2.15% (pays annually)	8/6/23	471,134	—	471,134
CZK	1,222,026	Pays	6-month CZK PRIBOR (pays semi-annually)	2.20% (pays annually)	8/7/23	1,039,116	—	1,039,116
CZK	63,267	Pays	6-month CZK PRIBOR (pays semi-annually)	2.18% (pays annually)	8/8/23	50,822	—	50,822
CZK	258,183	Pays	6-month CZK PRIBOR (pays semi-annually)	2.16% (pays annually)	8/13/23	195,454	—	195,454
CZK	297,630	Pays	6-month CZK PRIBOR (pays semi-annually)	2.17% (pays annually)	8/13/23	229,487	—	229,487
CZK	120,560	Receives	6-month CZK PRIBOR (pays semi-annually)	2.12% (pays annually)	7/27/28	(234,880)	—	(234,880)
CZK	677,140	Receives	6-month CZK PRIBOR (pays semi-annually)	2.15% (pays annually)	7/30/28	(1,381,119)	—	(1,381,119)
CZK	677,020	Receives	6-month CZK PRIBOR (pays semi-annually)	2.16% (pays annually)	7/31/28	(1,394,970)	—	(1,394,970)
CZK	182,800	Receives	6-month CZK PRIBOR (pays semi-annually)	2.23% (pays annually)	8/3/28	(379,697)	—	(379,697)
CZK	225,230	Receives	6-month CZK PRIBOR (pays semi-annually)	2.21% (pays annually)	8/6/28	(444,624)	—	(444,624)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts(Payments)	Unrealized Appreciation (Depreciation)
CZK	322,520	Receives	6-month CZK PRIBOR (pays semi-annually)	2.20% (pays annually)	8/6/28	$(623,242)	$—	$(623,242)
CZK	639,710	Receives	6-month CZK PRIBOR (pays semi-annually)	2.25% (pays annually)	8/7/28	(1,344,746)	—	(1,344,746)
CZK	32,710	Receives	6-month CZK PRIBOR (pays semi-annually)	2.23% (pays annually)	8/9/28	(65,790)	—	(65,790)
CZK	163,560	Receives	6-month CZK PRIBOR (pays semi-annually)	2.22% (pays annually)	8/10/28	(323,731)	—	(323,731)
CZK	152,380	Receives	6-month CZK PRIBOR (pays semi-annually)	2.23% (pays annually)	8/13/28	(304,651)	—	(304,651)
CZK	173,175	Receives	6-month CZK PRIBOR (pays semi-annually)	2.19% (pays annually)	8/16/28	(317,838)	—	(317,838)
CZK	171,690	Receives	6-month CZK PRIBOR (pays semi-annually)	2.23% (pays annually)	8/17/28	(346,604)	—	(346,604)
CZK	343,560	Receives	6-month CZK PRIBOR (pays semi-annually)	2.23% (pays annually)	8/20/28	(692,593)	—	(692,593)
CZK	346,346	Receives	6-month CZK PRIBOR (pays semi-annually)	2.24% (pays annually)	8/21/28	(713,121)	—	(713,121)
CZK	487,399	Receives	6-month CZK PRIBOR (pays semi-annually)	2.32% (pays annually)	8/23/28	(1,163,655)	—	(1,163,655)
EUR	76,208	Receives	6-month EURIBOR (pays semi-annually)	0.25% (pays annually)	9/20/22	(1,045,445)	(194,333)	(1,239,778)
EUR	7,400	Receives	6-month EURIBOR (pays semi-annually)	1.00% (pays annually)	3/21/23	(426,492)	209,948	(216,544)
EUR	650	Receives	6-month EURIBOR (pays semi-annually)	0.45% (pays annually)	5/16/23	(15,903)	(42)	(15,945)
EUR	9,529	Receives	6-month EURIBOR (pays semi-annually)	0.43% (pays annually)	5/22/23	(221,455)	45,293	(176,162)
EUR	88,500	Receives	6-month EURIBOR (pays semi-annually)	0.40% (pays annually)	10/4/23	(1,697,565)	93,775	(1,603,790)
EUR	871	Receives	6-month EURIBOR (pays semi-annually)	0.95% (pays annually)	4/12/28	(41,672)	—	(41,672)
EUR	1,595	Receives	6-month EURIBOR (pays semi-annually)	1.47% (pays annually)	4/5/48	(137,093)	—	(137,093)
EUR	4,466	Receives	6-month EURIBOR (pays semi-annually)	1.36% (pays annually)	4/5/48	(234,393)	(157,518)	(391,911)
EUR	4,008	Receives	6-month EURIBOR (pays semi-annually)	1.60% (pays annually)	5/18/48	(486,406)	15,405	(471,001)
EUR	400	Receives	6-month EURIBOR (pays semi-annually)	1.59% (pays annually)	5/24/48	(47,427)	—	(47,427)
EUR	4,778	Receives	6-month EURIBOR (pays semi-annually)	1.54% (pays annually)	5/29/48	(491,359)	—	(491,359)
EUR	950	Receives	6-month EURIBOR (pays semi-annually)	1.46% (pays annually)	5/31/48	(74,872)	(831)	(75,703)
EUR	945	Receives	6-month EURIBOR (pays semi-annually)	1.50% (pays annually)	6/4/48	(85,543)	—	(85,543)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts(Payments)	Unrealized Appreciation (Depreciation)
GBP	28,036	Receives	6-month GBP LIBOR (pays semi-annually)	1.35% (pays semi-annually)	11/20/23	$(229,837)	$—	$(229,837)
GBP	28,609	Receives	6-month GBP LIBOR (pays semi-annually)	1.35% (pays semi-annually)	11/20/23	(234,534)	—	(234,534)
GBP	28,609	Receives	6-month GBP LIBOR (pays semi-annually)	1.36% (pays semi-annually)	11/20/23	(243,646)	—	(243,646)
GBP	28,609	Receives	6-month GBP LIBOR (pays semi-annually)	1.36% (pays semi-annually)	11/20/23	(252,757)	—	(252,757)
HUF	2,635,868	Receives	6-month HUF BUBOR (pays semi-annually)	1.27% (pays annually)	12/13/21	(49,519)	—	(49,519)
HUF	6,569,260	Receives	6-month HUF BUBOR (pays semi-annually)	1.46% (pays annually)	1/12/22	(230,252)	—	(230,252)
HUF	6,043,740	Receives	6-month HUF BUBOR (pays semi-annually)	1.44% (pays annually)	1/13/22	(194,210)	—	(194,210)
HUF	3,930,924	Receives	6-month HUF BUBOR (pays semi-annually)	1.25% (pays annually)	2/6/23	(72,793)	—	(72,793)
HUF	3,816,789	Receives	6-month HUF BUBOR (pays semi-annually)	1.27% (pays annually)	2/7/23	(78,292)	—	(78,292)
HUF	4,258,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.19% (pays annually)	3/12/23	4,513	—	4,513
HUF	2,129,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.15% (pays annually)	3/13/23	19,702	—	19,702
HUF	2,732,961	Receives	6-month HUF BUBOR (pays semi-annually)	1.82% (pays annually)	6/15/23	(251,814)	—	(251,814)
HUF	558,039	Receives	6-month HUF BUBOR (pays semi-annually)	1.89% (pays annually)	6/18/23	(57,440)	—	(57,440)
HUF	3,485,900	Receives	6-month HUF BUBOR (pays semi-annually)	1.92% (pays annually)	7/28/26	(80,855)	—	(80,855)
HUF	2,453,200	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	8/1/26	(53,742)	—	(53,742)
HUF	940,022	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	9/21/26	(5,503)	—	(5,503)
HUF	964,125	Receives	6-month HUF BUBOR (pays semi-annually)	1.93% (pays annually)	9/21/26	(4,336)	—	(4,336)
HUF	2,378,174	Receives	6-month HUF BUBOR (pays semi-annually)	1.89% (pays annually)	9/21/26	16,417	—	16,417
HUF	957,698	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	10/13/26	(53,659)	—	(53,659)
HUF	2,436,021	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	10/19/26	(99,592)	—	(99,592)
HUF	1,218,150	Receives	6-month HUF BUBOR (pays semi-annually)	2.08% (pays annually)	10/28/26	(42,411)	—	(42,411)
HUF	3,015,613	Receives	6-month HUF BUBOR (pays semi-annually)	2.06% (pays annually)	10/28/26	(93,652)	—	(93,652)
HUF	1,825,240	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	11/2/26	(66,716)	—	(66,716)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts(Payments)	Unrealized Appreciation (Depreciation)
HUF	1,222,117	Receives	6-month HUF BUBOR (pays semi-annually)	2.18% (pays annually)	11/3/26	$(75,345)	$—	$(75,345)
HUF	1,198,308	Receives	6-month HUF BUBOR (pays semi-annually)	2.15% (pays annually)	11/7/26	(63,324)	—	(63,324)
HUF	1,190,373	Receives	6-month HUF BUBOR (pays semi-annually)	2.12% (pays annually)	11/8/26	(52,721)	—	(52,721)
HUF	3,277,496	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	11/10/26	(164,183)	—	(164,183)
HUF	695,350	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	2/7/28	(36,410)	—	(36,410)
HUF	1,164,203	Receives	6-month HUF BUBOR (pays semi-annually)	2.82% (pays annually)	6/15/28	(300,328)	—	(300,328)
HUF	2,735,497	Receives	6-month HUF BUBOR (pays semi-annually)	2.97% (pays annually)	6/18/28	(843,243)	—	(843,243)
JPY	1,425,700	Receives	6-month JPY-LIBOR (pays semi-annually)	0.86% (pays semi-annually)	6/19/47	(700,558)	—	(700,558)
JPY	1,425,900	Receives	6-month JPY-LIBOR (pays semi-annually)	0.85% (pays semi-annually)	6/19/47	(690,078)	—	(690,078)
JPY	2,055,000	Receives	6-month JPY-LIBOR (pays semi-annually)	0.92% (pays semi-annually)	9/18/47	(1,386,856)	—	(1,386,856)
JPY	481,060	Receives	6-month JPY-LIBOR (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	(348,859)	—	(348,859)
JPY	1,320,934	Receives	6-month JPY-LIBOR (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	(935,162)	—	(935,162)
MXN	223,400	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.43% (pays monthly)	1/5/24	125,260	—	125,260
MXN	297,900	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.47% (pays monthly)	1/5/24	192,886	—	192,886
MXN	372,300	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.44% (pays monthly)	1/5/24	212,786	—	212,786
MXN	2,059,900	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.45% (pays monthly)	1/5/24	1,261,798	—	1,261,798
NZD	30,800	Receives	3-month NZD Bank Bill (pays quarterly)	3.40% (pays semi-annually)	4/28/27	(1,780,260)	—	(1,780,260)
NZD	95,900	Receives	3-month NZD Bank Bill (pays quarterly)	3.17% (pays semi-annually)	6/26/27	(3,887,473)	—	(3,887,473)
NZD	39,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually)	1/9/28	(1,482,869)	—	(1,482,869)
NZD	39,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually)	1/9/28	(1,488,352)	—	(1,488,352)
PLN	38,447	Pays	6-month PLN WIBOR (pays semi-annually)	2.41% (pays annually)	12/13/21	178,610	—	178,610
PLN	95,706	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	1/12/22	474,058	—	474,058
PLN	98,984	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	1/13/22	471,621	—	471,621
PLN	56,176	Pays	6-month PLN WIBOR (pays semi-annually)	2.73% (pays annually)	2/6/23	763,260	—	763,260
PLN	55,640	Pays	6-month PLN WIBOR (pays semi-annually)	2.69% (pays annually)	2/7/23	721,915	—	721,915

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts(Payments)	Unrealized Appreciation (Depreciation)
PLN	60,280	Pays	6-month PLN WIBOR (pays semi-annually)	2.45% (pays annually)	3/12/23	$582,563	$—	$582,563
PLN	20,260	Pays	6-month PLN WIBOR (pays semi-annually)	2.51% (pays annually)	6/15/23	200,155	—	200,155
PLN	8,210	Pays	6-month PLN WIBOR (pays semi-annually)	2.53% (pays annually)	6/18/23	82,740	—	82,740
PLN	49,240	Pays	6-month PLN WIBOR (pays semi-annually)	2.23% (pays annually)	7/28/26	168,758	—	168,758
PLN	35,503	Pays	6-month PLN WIBOR (pays semi-annually)	2.22% (pays annually)	8/1/26	36,627	—	36,627
PLN	12,853	Pays	6-month PLN WIBOR (pays semi-annually)	2.28% (pays annually)	9/21/26	23,253	—	23,253
PLN	47,555	Pays	6-month PLN WIBOR (pays semi-annually)	2.30% (pays annually)	9/21/26	104,848	—	104,848
PLN	13,591	Pays	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/13/26	78,755	—	78,755
PLN	13,817	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/19/26	74,147	—	74,147
PLN	20,724	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	10/19/26	107,119	—	107,119
PLN	17,423	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/28/26	92,143	—	92,143
PLN	43,554	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	10/28/26	221,746	—	221,746
PLN	26,131	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually)	10/31/26	151,440	—	151,440
PLN	17,422	Pays	6-month PLN WIBOR (pays semi-annually)	2.56% (pays annually)	11/2/26	122,531	—	122,531
PLN	17,423	Pays	6-month PLN WIBOR (pays semi-annually)	2.54% (pays annually)	11/7/26	115,026	—	115,026
PLN	17,421	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually)	11/8/26	101,148	—	101,148
PLN	48,146	Pays	6-month PLN WIBOR (pays semi-annually)	2.52% (pays annually)	11/10/26	293,920	—	293,920
PLN	9,965	Pays	6-month PLN WIBOR (pays semi-annually)	3.14% (pays annually)	2/7/28	246,539	(37,872)	208,667
PLN	25,846	Pays	6-month PLN WIBOR (pays semi-annually)	3.03% (pays annually)	6/15/28	532,190	—	532,190
PLN	6,154	Pays	6-month PLN WIBOR (pays semi-annually)	3.03% (pays annually)	6/18/28	126,380	—	126,380
SGD	35,500	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.42% (pays semi-annually)	10/19/23	553,332	—	553,332
SGD	35,500	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.42% (pays semi-annually)	10/19/23	550,189	—	550,189

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts(Payments)	Unrealized Appreciation (Depreciation)
SGD	37,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/22/23	$597,751	$—	$597,751
SGD	71,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.45% (pays semi-annually)	10/22/23	1,157,091	—	1,157,091
SGD	19,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	302,494	—	302,494
SGD	19,190	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	305,519	—	305,519
SGD	28,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	445,781	—	445,781
SGD	50,640	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.08% (pays semi-annually)	12/13/23	136,960	—	136,960
SGD	53,070	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.09% (pays semi-annually)	12/13/23	162,278	—	162,278
USD	3,354	Receives	3-month USD-LIBOR (pays quarterly)	1.75% (pays semi-annually)	9/20/19	10,086	1,471	11,557
USD	2,100	Receives	3-month USD-LIBOR (pays quarterly)	2.30% (pays semi-annually)	1/30/20	7,931	—	7,931
USD	8,222	Pays	3-month USD-LIBOR (pays quarterly)	1.75% (pays semi-annually)	7/31/20	(35,782)	—	(35,782)
USD	20,736	Pays	3-month USD-LIBOR (pays quarterly)	1.74% (pays semi-annually)	8/12/20	(232,657)	—	(232,657)
USD	22,053	Pays	3-month USD-LIBOR (pays quarterly)	1.62% (pays semi-annually)	8/14/20	(298,185)	—	(298,185)
USD	23,643	Pays	3-month USD-LIBOR (pays quarterly)	1.69% (pays semi-annually)	8/17/20	(289,096)	—	(289,096)
USD	11,489	Pays	3-month USD-LIBOR (pays quarterly)	1.56% (pays semi-annually)	8/22/20	(169,628)	—	(169,628)
USD	1,500	Pays	3-month USD-LIBOR (pays quarterly)	1.55% (pays semi-annually)	9/23/20	(22,834)	—	(22,834)
USD	11,970	Pays	3-month USD-LIBOR (pays quarterly)	1.43% (pays semi-annually)	10/28/20	(202,269)	—	(202,269)
USD	11,970	Pays	3-month USD-LIBOR (pays quarterly)	1.42% (pays semi-annually)	10/28/20	(202,851)	—	(202,851)
USD	12,334	Pays	3-month USD-LIBOR (pays quarterly)	1.54% (pays semi-annually)	11/5/20	(262,552)	—	(262,552)
USD	11,935	Pays	3-month USD-LIBOR (pays quarterly)	1.56% (pays semi-annually)	11/9/20	(250,215)	—	(250,215)
USD	16,312	Pays	3-month USD-LIBOR (pays quarterly)	1.67% (pays semi-annually)	11/12/20	(306,034)	—	(306,034)
USD	8,910	Pays	3-month USD-LIBOR (pays quarterly)	1.11% (pays semi-annually)	2/23/21	(267,612)	—	(267,612)
USD	8,640	Pays	3-month USD-LIBOR (pays quarterly)	1.17% (pays semi-annually)	2/25/21	(247,133)	—	(247,133)
USD	25,617	Receives	3-month USD-LIBOR (pays quarterly)	1.84% (pays semi-annually)	9/15/22	524,931	—	524,931
USD	39,231	Receives	3-month USD-LIBOR (pays quarterly)	1.87% (pays semi-annually)	9/18/22	766,797	—	766,797
USD	475	Receives	3-month USD-LIBOR (pays quarterly)	2.73% (pays semi-annually)	4/5/23	(7,078)	(53)	(7,131)
USD	208	Receives	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	4/12/23	(3,289)	14	(3,275)
USD	1,751	Receives	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	4/12/23	(27,652)	116	(27,536)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts(Payments)	Unrealized Appreciation (Depreciation)
USD	3,370	Receives	3-month USD-LIBOR (pays quarterly)	2.99% (pays semi-annually)	6/22/23	$(64,606)	$7,412	$(57,194)
USD	6,900	Receives	3-month USD-LIBOR (pays quarterly)	2.89% (pays semi-annually)	6/27/23	(102,343)	—	(102,343)
USD	3,770	Receives	3-month USD-LIBOR (pays quarterly)	3.11% (pays semi-annually)	9/27/23	(125,418)	100	(125,318)
USD	2,324	Receives	3-month USD-LIBOR (pays quarterly)	3.09% (pays semi-annually)	9/28/23	(75,185)	—	(75,185)
USD	2,271	Receives	3-month USD-LIBOR (pays quarterly)	3.08% (pays semi-annually)	10/2/23	(72,587)	—	(72,587)
USD	4,500	Receives	3-month USD-LIBOR (pays quarterly)	3.06% (pays semi-annually)	10/2/23	(140,458)	(511)	(140,969)
USD	1,155	Receives	3-month USD-LIBOR (pays quarterly)	3.08% (pays semi-annually)	10/3/23	(36,928)	—	(36,928)
USD	1,448	Receives	3-month USD-LIBOR (pays quarterly)	3.06% (pays semi-annually)	10/4/23	(45,048)	—	(45,048)
USD	1,742	Receives	3-month USD-LIBOR (pays quarterly)	3.13% (pays semi-annually)	10/5/23	(60,166)	—	(60,166)
USD	1,402	Receives	3-month USD-LIBOR (pays quarterly)	3.18% (pays semi-annually)	10/12/23	(51,955)	—	(51,955)
USD	550	Receives	3-month USD-LIBOR (pays quarterly)	3.14% (pays semi-annually)	10/13/23	(19,004)	—	(19,004)
USD	1,347	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/16/23	(45,741)	—	(45,741)
USD	1,347	Receives	3-month USD-LIBOR (pays quarterly)	3.15% (pays semi-annually)	10/18/23	(47,521)	—	(47,521)
USD	2,162	Receives	3-month USD-LIBOR (pays quarterly)	3.15% (pays semi-annually)	10/19/23	(76,855)	—	(76,855)
USD	1,246	Receives	3-month USD-LIBOR (pays quarterly)	3.19% (pays semi-annually)	10/23/23	(46,645)	—	(46,645)
USD	3,366	Receives	3-month USD-LIBOR (pays quarterly)	3.19% (pays semi-annually)	10/23/23	(125,693)	18,631	(107,062)
USD	2,245	Receives	3-month USD-LIBOR (pays quarterly)	3.15% (pays semi-annually)	10/25/23	(79,274)	—	(79,274)
USD	6,650	Receives	3-month USD-LIBOR (pays quarterly)	3.09% (pays semi-annually)	10/31/23	(218,091)	—	(218,091)
USD	4,445	Receives	3-month USD-LIBOR (pays quarterly)	3.00% (pays semi-annually)	11/23/23	(96,582)	—	(96,582)
USD	13,310	Receives	3-month USD-LIBOR (pays quarterly)	2.62% (pays semi-annually)	1/14/24	(55,003)	—	(55,003)
USD	87,148	Receives	3-month USD-LIBOR (pays quarterly)	2.63% (pays semi-annually)	1/14/24	(400,850)	—	(400,850)
USD	34,225	Receives	3-month USD-LIBOR (pays quarterly)	2.62% (pays semi-annually)	12/14/24	(141,436)	—	(141,436)
USD	5,210	Pays	3-month USD-LIBOR (pays quarterly)	1.59% (pays semi-annually)	4/12/26	(319,029)	—	(319,029)
USD	7,105	Pays	3-month USD-LIBOR (pays quarterly)	1.59% (pays semi-annually)	4/12/26	(435,311)	—	(435,311)
USD	10,016	Pays	3-month USD-LIBOR (pays quarterly)	1.68% (pays semi-annually)	5/6/26	(616,921)	—	(616,921)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts(Payments)	Unrealized Appreciation (Depreciation)
USD	10,016	Pays	3-month USD-LIBOR (pays quarterly)	1.68% (pays semi-annually)	5/6/26	$(619,655)	$—	$(619,655)
USD	2,531	Pays	3-month USD-LIBOR (pays quarterly)	1.72% (pays semi-annually)	5/20/26	(148,696)	—	(148,696)
USD	5,063	Pays	3-month USD-LIBOR (pays quarterly)	1.65% (pays semi-annually)	5/20/26	(321,794)	—	(321,794)
USD	59,336	Receives	3-month USD-LIBOR (pays quarterly)	2.18% (pays semi-annually)	9/19/27	1,760,155	—	1,760,155
USD	800	Receives	3-month USD-LIBOR (pays quarterly)	2.82% (pays semi-annually)	4/12/28	(17,692)	(470)	(18,162)
USD	900	Receives	3-month USD-LIBOR (pays quarterly)	2.80% (pays semi-annually)	4/13/28	(18,246)	(4)	(18,250)
USD	848	Receives	3-month USD-LIBOR (pays quarterly)	2.89% (pays semi-annually)	4/18/28	(23,642)	(251)	(23,893)
USD	2,559	Receives	3-month USD-LIBOR (pays quarterly)	2.89% (pays semi-annually)	6/5/28	(53,410)	—	(53,410)
USD	3,191	Receives	3-month USD-LIBOR (pays quarterly)	2.94% (pays semi-annually)	6/5/28	(79,221)	—	(79,221)
USD	2,258	Receives	3-month USD-LIBOR (pays quarterly)	2.96% (pays semi-annually)	6/7/28	(60,705)	—	(60,705)
USD	600	Receives	3-month USD-LIBOR (pays quarterly)	2.94% (pays semi-annually)	6/27/28	(14,919)	—	(14,919)
USD	9,102	Receives	3-month USD-LIBOR (pays quarterly)	3.13% (pays semi-annually)	9/28/28	(449,289)	—	(449,289)
USD	1,818	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/2/28	(86,759)	—	(86,759)
USD	5,554	Receives	3-month USD-LIBOR (pays quarterly)	3.11% (pays semi-annually)	10/2/28	(262,622)	2,817	(259,805)
USD	1,781	Receives	3-month USD-LIBOR (pays quarterly)	3.14% (pays semi-annually)	10/3/28	(88,035)	—	(88,035)
USD	6,945	Receives	3-month USD-LIBOR (pays quarterly)	3.11% (pays semi-annually)	10/4/28	(328,682)	—	(328,682)
USD	2,108	Receives	3-month USD-LIBOR (pays quarterly)	3.19% (pays semi-annually)	10/5/28	(114,344)	—	(114,344)
USD	1,803	Receives	3-month USD-LIBOR (pays quarterly)	3.24% (pays semi-annually)	10/9/28	(105,562)	—	(105,562)
USD	969	Receives	3-month USD-LIBOR (pays quarterly)	3.27% (pays semi-annually)	10/12/28	(59,500)	—	(59,500)
USD	4,719	Receives	3-month USD-LIBOR (pays quarterly)	3.25% (pays semi-annually)	11/13/28	(248,353)	—	(248,353)
USD	4,398	Receives	3-month USD-LIBOR (pays quarterly)	2.72% (pays semi-annually)	1/15/29	(23,420)	960	(22,460)
USD	635	Receives	3-month USD-LIBOR (pays quarterly)	2.72% (pays semi-annually)	1/17/29	(3,428)	—	(3,428)
USD	2,900	Receives	3-month USD-LIBOR (pays quarterly)	2.76% (pays semi-annually)	1/18/29	(25,898)	—	(25,898)
USD	3,385	Receives	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	1/18/29	(27,558)	—	(27,558)
USD	4,395	Receives	3-month USD-LIBOR (pays quarterly)	2.76% (pays semi-annually)	1/22/29	(39,415)	—	(39,415)
USD	2,440	Receives	3-month USD-LIBOR (pays quarterly)	2.77% (pays semi-annually)	1/24/29	(22,620)	—	(22,620)

Notional Amount (000’s omitted)			Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts(Payments)	Unrealized Appreciation (Depreciation)
USD	4,470		Receives	3-month USD-LIBOR (pays quarterly)	2.79% (pays semi-annually)	1/29/29	$(51,138)	$—	$(51,138)
USD	4,100		Receives	3-month USD-LIBOR (pays quarterly)	2.76% (pays semi-annually)	1/30/29	(38,232)	—	(38,232)
USD	1,500		Receives	3-month USD-LIBOR (pays quarterly)	2.72% (pays semi-annually)	1/31/29	(7,565)	(4,011)	(11,576)
USD	2,142		Receives	3-month USD-LIBOR (pays quarterly)	2.76% (pays semi-annually)	2/1/29	(18,540)	—	(18,540)
USD	1,629		Receives	3-month USD-LIBOR (pays quarterly)	2.99% (pays semi-annually)	7/3/38	(1,771)	—	(1,771)
USD	2,895		Receives	3-month USD-LIBOR (pays quarterly)	2.98% (pays semi-annually)	7/5/38	(630)	—	(630)
USD	2,895		Receives	3-month USD-LIBOR (pays quarterly)	3.01% (pays semi-annually)	7/5/38	(6,449)	—	(6,449)
USD	3,763		Receives	3-month USD-LIBOR (pays quarterly)	3.01% (pays semi-annually)	7/5/38	(8,256)	—	(8,256)
USD	4,052		Receives	3-month USD-LIBOR (pays quarterly)	2.98% (pays semi-annually)	7/6/38	(1,428)	—	(1,428)
USD	6,233		Receives	3-month USD-LIBOR (pays quarterly)	2.97% (pays semi-annually)	7/7/38	3,645	—	3,645
USD	13,700		Receives	3-month USD-LIBOR (pays quarterly)	3.04% (pays semi-annually)	12/21/38	(62,514)	—	(62,514)
USD	0	(1)	Receives	3-month USD-LIBOR (pays quarterly)	2.50% (pays semi-annually)	6/15/46	9	12	21
USD	8,500		Receives	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	9/21/46	83,057	1,514,983	1,598,040
USD	8,500		Pays	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	9/21/46	(83,058)	(1,672,634)	(1,755,692)
USD	4,643		Receives	3-month USD-LIBOR (pays quarterly)	2.92% (pays semi-annually)	4/16/48	(142,292)	—	(142,292)
USD	4,900		Receives	3-month USD-LIBOR (pays quarterly)	2.91% (pays semi-annually)	4/17/48	(137,841)	—	(137,841)
USD	3,102		Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	5/18/48	(198,179)	423	(197,756)
USD	3,420		Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	5/23/48	(219,646)	—	(219,646)
USD	1,344		Receives	3-month USD-LIBOR (pays quarterly)	3.02% (pays semi-annually)	5/29/48	(59,179)	—	(59,179)
USD	2,000		Receives	3-month USD-LIBOR (pays quarterly)	2.97% (pays semi-annually)	6/22/48	(67,900)	433	(67,467)
USD	2,301		Receives	3-month USD-LIBOR (pays quarterly)	3.14% (pays semi-annually)	9/25/48	(174,739)	(3,411)	(178,150)
USD	3,049		Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/1/48	(220,987)	—	(220,987)
USD	6,084		Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/1/48	(444,691)	—	(444,691)
USD	6,723		Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/2/48	(481,532)	—	(481,532)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts(Payments)	Unrealized Appreciation (Depreciation)
USD	765	Receives	3-month USD-LIBOR (pays quarterly)	3.15% (pays semi-annually)	10/3/48	$(60,463)	$—	$(60,463)
USD	1,384	Receives	3-month USD-LIBOR (pays quarterly)	3.13% (pays semi-annually)	10/4/48	(102,581)	—	(102,581)
USD	7,142	Receives	3-month USD-LIBOR (pays quarterly)	3.21% (pays semi-annually)	10/5/48	(649,679)	—	(649,679)
USD	6,208	Receives	3-month USD-LIBOR (pays quarterly)	3.26% (pays semi-annually)	10/9/48	(627,148)	—	(627,148)
USD	2,687	Receives	3-month USD-LIBOR (pays quarterly)	3.30% (pays semi-annually)	10/13/48	(292,200)	—	(292,200)
USD	10,700	Receives	3-month USD-LIBOR (pays quarterly)	3.32% (pays semi-annually)	11/7/48	(1,148,914)	—	(1,148,914)
USD	3,716	Receives	3-month USD-LIBOR (pays quarterly)	3.33% (pays semi-annually)	11/13/48	(405,443)	—	(405,443)

Total						$(24,365,844)	$(160,148)	$(24,525,992)

(1)	Notional amount is less than USD 500.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	SAR	50,400	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.37% (pays annually)	4/11/26	$(160,122)
Bank of America, N.A.	SAR	18,196	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.43% (pays annually)	5/10/26	(36,899)
Bank of America, N.A.	SAR	30,566	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.57% (pays annually)	5/23/26	(137,393)
Goldman Sachs International	SAR	77,540	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.16% (pays annually)	8/3/20	175,087
Goldman Sachs International	SAR	77,052	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.35% (pays annually)	8/12/20	101,956
Goldman Sachs International	SAR	83,879	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.40% (pays annually)	8/17/20	87,027
Goldman Sachs International	SAR	66,550	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.41% (pays annually)	8/22/20	(280,433)
Goldman Sachs International	SAR	143,913	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.26% (pays annually)	9/17/20	272,150

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Goldman Sachs International	SAR	41,938	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.65% (pays annually)	2/23/21	$(134,921)
Goldman Sachs International	SAR	79,680	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.46% (pays annually)	5/9/26	(212,580)

Total							$(326,128)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation
Argentina	$52,194	5.00% (pays quarterly)(1)	12/20/23	6.21%	$(2,134,507)	$4,648,100	$2,513,593
Indonesia	53,000	1.00% (pays quarterly)(1)	12/20/23	1.11	(190,299)	1,030,971	840,672
Turkey	2,160	1.00% (pays quarterly)(1)	6/20/20	1.92	(24,329)	37,324	12,995

Total	$107,354				$(2,349,135)	$5,716,395	$3,367,260

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
France	$15,573	0.25% (pays quarterly)(1)	12/20/24	$140,599	$(16,690)	$123,909
Malaysia	270,410	1.00% (pays quarterly)(1)	12/20/23	(2,814,277)	(1,189,607)	(4,003,884)
Markit CDX Emerging Markets Index (CDX.EM.30.V1)	105,127	1.00% (pays quarterly)(1)	12/20/23	3,135,681	(4,774,282)	(1,638,601)
Mexico	209,763	1.00% (pays quarterly)(1)	12/20/23	3,021,962	(2,517,250)	504,712
Qatar	119,079	1.00% (pays quarterly)(1)	12/20/22	(2,102,386)	4,929	(2,097,457)
Qatar	12,396	1.00% (pays quarterly)(1)	12/20/23	(168,306)	111,795	(56,511)

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Russia	128,392	1.00% (pays quarterly)(1)	12/20/23	$1,587,900	$(2,875,695)	$(1,287,795)

Total				$2,801,173	$(11,256,800)	$(8,455,627)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation
Indonesia	Bank of America, N.A.	$5,500	1.00% (pays quarterly)(1)	12/20/23	1.11%	$(19,748)	$101,876	$82,128
Indonesia	Barclays Bank PLC	34,800	1.00% (pays quarterly)(1)	12/20/23	1.11	(124,951)	717,455	592,504
Indonesia	Citibank, N.A.	2,700	1.00% (pays quarterly)(1)	12/20/23	1.11	(9,695)	48,015	38,320
Indonesia	Goldman Sachs International	5,945	1.00% (pays quarterly)(1)	12/20/23	1.11	(21,346)	110,283	88,937
Indonesia	JPMorgan Chase Bank, N.A.	56,355	1.00% (pays quarterly)(1)	12/20/23	1.11	(202,346)	1,047,349	845,003
Turkey	Barclays Bank PLC	23,500	1.00% (pays quarterly)(1)	6/20/20	1.92	(264,694)	402,622	137,928
Turkey	BNP Paribas	10,000	1.00% (pays quarterly)(1)	6/20/20	1.92	(112,636)	151,893	39,257
Turkey	BNP Paribas	32,300	1.00% (pays quarterly)(1)	9/20/20	1.99	(470,500)	815,465	344,965
Turkey	Deutsche Bank AG	7,086	1.00% (pays quarterly)(1)	12/20/23	3.01	(603,462)	801,766	198,304
Turkey	Goldman Sachs International	25,000	1.00% (pays quarterly)(1)	6/20/20	1.92	(281,589)	375,333	93,744
Turkey	Goldman Sachs International	10,000	1.00% (pays quarterly)(1)	6/20/20	1.92	(112,636)	162,988	50,352

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation
Turkey	JPMorgan Chase Bank, N.A.	$2,710	1.00% (pays quarterly)(1)	6/20/20	1.92	$(30,524)	$47,165	$16,641
Turkey	Nomura International PLC	6,900	1.00% (pays quarterly)(1)	6/20/20	1.92	(77,719)	106,710	28,991

Total		$222,796				$(2,331,846)	$4,888,920	$2,557,074

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts(Payments)	Unrealized Appreciation (Depreciation)
Colombia	Goldman Sachs International	$90,389	1.00% (pays quarterly)(1)	12/20/28	$6,826,227	$(7,070,642)	$(244,415)
Croatia	Barclays Bank PLC	4,520	1.00% (pays quarterly)(1)	3/20/20	(35,470)	(73,758)	(109,228)
Croatia	Barclays Bank PLC	4,520	1.00% (pays quarterly)(1)	3/20/20	(35,470)	(73,845)	(109,315)
Croatia	Barclays Bank PLC	4,520	1.00% (pays quarterly)(1)	3/20/20	(35,470)	(75,899)	(111,369)
Croatia	Barclays Bank PLC	9,040	1.00% (pays quarterly)(1)	3/20/20	(70,941)	(147,388)	(218,329)
Croatia	BNP Paribas	1,500	1.00% (pays quarterly)(1)	3/20/20	(11,771)	(28,062)	(39,833)
Croatia	BNP Paribas	2,340	1.00% (pays quarterly)(1)	3/20/20	(18,363)	(39,208)	(57,571)
Croatia	BNP Paribas	2,760	1.00% (pays quarterly)(1)	3/20/20	(21,659)	(44,436)	(66,095)
Croatia	BNP Paribas	6,250	1.00% (pays quarterly)(1)	3/20/20	(49,047)	(116,765)	(165,812)
Croatia	Citibank, N.A.	1,660	1.00% (pays quarterly)(1)	3/20/20	(13,027)	(26,953)	(39,980)
Croatia	Citibank, N.A.	4,260	1.00% (pays quarterly)(1)	3/20/20	(33,430)	(72,296)	(105,726)
Croatia	Citibank, N.A.	10,000	1.00% (pays quarterly)(1)	3/20/20	(78,474)	(178,157)	(256,631)
Croatia	Citibank, N.A.	167	1.00% (pays quarterly)(1)	6/20/20	(1,499)	(3,336)	(4,835)
Croatia	Citibank, N.A.	1,000	1.00% (pays quarterly)(1)	6/20/20	(8,962)	(20,426)	(29,388)
Croatia	Goldman Sachs International	2,900	1.00% (pays quarterly)(1)	3/20/19	(6,233)	(5,397)	(11,630)
Croatia	Goldman Sachs International	2,210	1.00% (pays quarterly)(1)	3/20/20	(17,343)	(37,030)	(54,373)
Croatia	Goldman Sachs International	3,410	1.00% (pays quarterly)(1)	3/20/20	(26,760)	(57,194)	(83,954)
Croatia	Goldman Sachs International	1,700	1.00% (pays quarterly)(1)	6/20/20	(15,236)	(34,840)	(50,076)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Egypt	Citibank, N.A.	$4,550	1.00% (pays quarterly)(1)	6/20/20	$131,029	$(69,759)	$61,270
Egypt	Citibank, N.A.	50	1.00% (pays quarterly)(1)	6/20/20	1,440	(805)	635
Egypt	Deutsche Bank AG	5,100	1.00% (pays quarterly)(1)	6/20/20	146,868	(69,525)	77,343
Egypt	Deutsche Bank AG	4,600	1.00% (pays quarterly)(1)	6/20/20	132,469	(70,861)	61,608
Egypt	Deutsche Bank AG	4,550	1.00% (pays quarterly)(1)	6/20/20	131,029	(70,185)	60,844
France	Citibank, N.A.	48,583	0.25% (pays quarterly)(1)	12/20/28	1,330,270	(981,859)	348,411
France	Goldman Sachs International	91,084	0.25% (pays quarterly)(1)	12/20/28	2,494,006	(1,805,534)	688,472
Oman	Bank of America, N.A.	20,851	1.00% (pays quarterly)(1)	6/20/22	782,883	(704,483)	78,400
Oman	Bank of America, N.A.	16,680	1.00% (pays quarterly)(1)	12/20/22	831,207	(697,935)	133,272
Qatar	Bank of America, N.A.	1,710	1.00% (pays quarterly)(1)	6/20/19	(7,646)	3,280	(4,366)
Qatar	Bank of America, N.A.	1,710	1.00% (pays quarterly)(1)	6/20/19	(7,646)	3,090	(4,556)
Qatar	Barclays Bank PLC	3,800	1.00% (pays quarterly)(1)	3/20/19	(8,829)	1,510	(7,319)
Qatar	BNP Paribas	1,713	1.00% (pays quarterly)(1)	6/20/19	(7,660)	2,322	(5,338)
Qatar	Citibank, N.A.	6,450	1.00% (pays quarterly)(1)	6/20/19	(28,841)	11,445	(17,396)
Qatar	Deutsche Bank AG	1,713	1.00% (pays quarterly)(1)	6/20/19	(7,660)	2,189	(5,471)
Qatar	Deutsche Bank AG	3,920	1.00% (pays quarterly)(1)	6/20/19	(17,528)	5,009	(12,519)
Qatar	Goldman Sachs International	2,200	1.00% (pays quarterly)(1)	3/20/19	(5,112)	1,012	(4,100)
Qatar	Goldman Sachs International	4,380	1.00% (pays quarterly)(1)	3/20/19	(10,177)	1,697	(8,480)
Qatar	Goldman Sachs International	10	1.00% (pays quarterly)(1)	12/20/20	(142)	(48)	(190)
Qatar	Goldman Sachs International	1,660	1.00% (pays quarterly)(1)	12/20/20	(23,586)	(14,775)	(38,361)
Qatar	Goldman Sachs International	9,740	1.00% (pays quarterly)(1)	12/20/20	(138,390)	(58,973)	(197,363)
Qatar	Goldman Sachs International	3,700	1.00% (pays quarterly)(1)	12/20/23	(50,237)	(6,174)	(56,411)
Qatar	Goldman Sachs International	3,090	1.00% (pays quarterly)(1)	9/20/24	(27,746)	1,490	(26,256)
Qatar	JPMorgan Chase Bank, N.A.	1,830	1.00% (pays quarterly)(1)	3/20/19	(4,252)	795	(3,457)
Qatar	JPMorgan Chase Bank, N.A.	1,630	1.00% (pays quarterly)(1)	6/20/19	(7,288)	3,131	(4,157)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Qatar	JPMorgan Chase Bank, N.A.	$2,000	1.00% (pays quarterly)(1)	6/20/19	$(8,943)	$2,481	$(6,462)
Qatar	JPMorgan Chase Bank, N.A.	3,284	1.00% (pays quarterly)(1)	6/20/19	(14,684)	4,693	(9,991)
Qatar	Nomura International PLC	1,380	1.00% (pays quarterly)(1)	3/20/19	(3,206)	548	(2,658)
Qatar	Nomura International PLC	3,460	1.00% (pays quarterly)(1)	3/20/19	(8,039)	1,417	(6,622)
Qatar	Nomura International PLC	9,620	1.00% (pays quarterly)(1)	9/20/24	(86,382)	18,579	(67,803)
Serbia	Nomura International PLC	10,000	5.00% (pays quarterly)(1)	6/20/19	(246,502)	82,466	(164,036)
South Africa	Bank of America, N.A.	16,100	1.00% (pays quarterly)(1)	9/20/22	207,506	(438,282)	(230,776)
South Africa	Bank of America, N.A.	20,830	1.00% (pays quarterly)(1)	9/20/22	268,469	(593,900)	(325,431)
South Africa	Bank of America, N.A.	29,280	1.00% (pays quarterly)(1)	9/20/22	377,377	(753,804)	(376,427)
South Africa	Bank of America, N.A.	19,900	1.00% (pays quarterly)(1)	9/20/22	256,482	(713,875)	(457,393)
South Africa	Deutsche Bank AG	15,200	1.00% (pays quarterly)(1)	9/20/22	195,906	(541,911)	(346,005)
South Africa	Deutsche Bank AG	16,940	1.00% (pays quarterly)(1)	9/20/22	218,332	(606,545)	(388,213)
South Africa	Goldman Sachs International	10,690	1.00% (pays quarterly)(1)	9/20/22	137,779	(370,942)	(233,163)
South Africa	Goldman Sachs International	8,022	1.00% (pays quarterly)(1)	12/20/22	124,594	(302,531)	(177,937)
South Africa	Goldman Sachs International	16,600	1.00% (pays quarterly)(1)	12/20/28	1,925,161	(2,271,978)	(346,817)
South Africa	HSBC Bank USA, N.A.	7,300	1.00% (pays quarterly)(1)	12/20/22	113,380	(264,376)	(150,996)
South Africa	Nomura International PLC	7,068	1.00% (pays quarterly)(1)	12/20/22	109,777	(262,330)	(152,553)
Thailand	Barclays Bank PLC	7,500	0.97% (pays quarterly)	9/20/19	(50,000)	—	(50,000)
Thailand	Citibank, N.A.	3,700	0.95% (pays quarterly)	9/20/19	(24,108)	—	(24,108)

Total					$15,468,432	$(19,629,868)	$(4,161,436)

*

If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2019, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $330,150,000.

**

The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)†		Portfolio Receives	Portfolio Pays	Termination Date	Value/Net Unrealized Appreciation
Citibank, N.A.		61,500	Excess Return on Bloomberg Commodity 4 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.24% (pays upon termination)	2/14/19	1,987,373
Citibank, N.A.		52,800	Excess Return on Bloomberg Commodity 5 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.25% (pays upon termination)	2/14/19	1,670,672
Citibank, N.A.		48,700	Excess Return on Bloomberg Commodity 6 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.26% (pays upon termination)	2/14/19	1,627,020
Citibank, N.A.	KRW	34,750	Positive Return on KOSPI 200 Index Futures 3/2019 (pays upon termination)	Negative Return on KOSPI 200 Index Futures 3/2019 (pays upon termination)	3/14/19	778,302
Goldman Sachs International	BRL	1	Positive Return on BOVESPA Index Futures 2/2019 (pays upon termination)	Negative Return on BOVESPA Index Futures 2/2019 (pays upon termination)	2/13/19	448,916
UBS AG	CNY	51,893	Total return on Shenzhen Stock Exchange Composite Index (pays quarterly)	3-months USD-LIBOR minus 900 bp on USD 7,664,276 (pays quarterly)	7/18/19	(262,773)

						$6,249,510

†	Notional amount is stated in USD unless otherwise noted.

Abbreviations:

BADLAR	-	Buenos Aires Deposits of Large Amount Rate
CMT	-	Constant Maturity Treasury
COF	-	Cost of Funds 11th District

EURIBOR	-	Euro Interbank Offered Rate
LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

AED	-	United Arab Emirates Dirham
ARS	-	Argentine Peso
AUD	-	Australian Dollar
BHD	-	Bahraini Dinar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CNH	-	Yuan Renminbi Offshore
CNY	-	Yuan Renminbi
COP	-	Colombian Peso
CRC	-	Costa Rican Colon
CZK	-	Czech Koruna
DOP	-	Dominican Peso
EGP	-	Egyptian Pound
EUR	-	Euro
GBP	-	British Pound Sterling
GEL	-	Georgian Lari
GHS	-	Ghanaian Cedi
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
ISK	-	Icelandic Krona
JPY	-	Japanese Yen
KRW	-	South Korean Won
KZT	-	Kazakhstani Tenge
LKR	-	Sri Lankan Rupee

MAD	-	Moroccan Dirham
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
OMR	-	Omani Rial
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RON	-	Romanian Leu
RSD	-	Serbian Dinar
SAR	-	Saudi Riyal
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	New Turkish Lira
TWD	-	New Taiwan Dollar
UAH	-	Ukrainian Hryvnia
UGX	-	Ugandan Shilling
USD	-	United States Dollar
XOF	-	West African CFA Franc
ZAR	-	South African Rand

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2019 were $32,935,772 or 0.8% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

At January 31, 2019, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.

Equity Price Risk: The Portfolio enters into equity index futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions, inflation swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2019 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Total Return Swaps	$5,285,065	$—

Total		$5,285,065	$—

Credit	Credit Default Swaps	$16,742,191	$(3,605,605)
Credit	Credit Default Swaps (Centrally Cleared)	7,886,142	(7,434,104)

Total		$24,628,333	$(11,039,709)

Equity Price	Futures Contracts	$—	$(160,511)
Equity Price	Total Return Swaps	1,227,218	(262,773)

Total		$1,227,218	$(423,284)

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$72,148,250	$(91,210,582)
Foreign Exchange	Purchased Currency Options	3,194,835	$—

Total		$75,343,085	$(91,210,582)

Interest Rate	Futures Contracts	$1,182,388	$(10,203,521)
Interest Rate	Inflation Swaps (Centrally Cleared)	2,354,995	(1,348,116)
Interest Rate	Interest Rate Swaps	636,220	(962,348)
Interest Rate	Interest Rate Swaps (Centrally Cleared)	22,282,600	(46,648,444)
Interest Rate	Purchased Interest Rate Swaptions	17,914,856	—

Total		$44,371,059	$ (59,162,429)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Foreign Government Bonds	$—	$2,120,584,253	$—	$2,120,584,253
Foreign Corporate Bonds	—	64,199,790	8,586,159	72,785,949
Senior Floating-Rate Loans	—	—	9,798,327	9,798,327
Sovereign Loans	—	119,405,756	—	119,405,756
Credit Linked Notes	—	15,831,129	—	15,831,129
Corporate Bonds & Notes	—	510,178	—	510,178
Asset-Backed Securities	—	48,847,684	—	48,847,684
Collateralized Mortgage Obligations	—	145,543,751	—	145,543,751
Mortgage Pass-Throughs	—	306,018,676	—	306,018,676
U.S. Treasury Obligations	—	97,377,684	—	97,377,684
Small Business Administration Loans (Interest Only)	—	35,840,781	—	35,840,781
Common Stocks	3,299,753	131,151,919 **	—	134,451,672
Short-Term Investments -
Foreign Government Securities	—	232,063,262	—	232,063,262
U.S. Treasury Obligations	—	398,062,331	—	398,062,331
Other	—	190,481,951	—	190,481,951
Purchased Currency Options	—	3,194,835	—	3,194,835
Purchased Interest Rate Swaptions	—	17,914,856	—	17,914,856
Total Investments	$3,299,753	$3,927,028,836	$18,384,486	$3,948,713,075
Forward Foreign Currency Exchange Contracts	$—	$72,148,250	$—	$72,148,250
Futures Contracts	1,182,388	—	—	1,182,388
Swap Contracts	—	56,414,431	—	56,414,431
Total	$4,482,141	$4,055,591,517	$18,384,486	$4,078,458,144

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(91,210,582)	$—	$(91,210,582)
Futures Contracts	(10,203,521)	(160,511)	—	(10,364,032)
Swap Contracts	—	(60,261,390)	—	(60,261,390)
Total	$(10,203,521)	$(151,632,483)	$—	$(161,836,004)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2019 is not presented.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 22, 2019

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 22, 2019